UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04892
                                   ---------
                           TEMPLETON GROWTH FUND, INC.
                       -----------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                            -------------

Date of fiscal year end:  8/31
                          ----

Date of reporting period: 8/31/07
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                     AUGUST 31, 2007
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      ANNUAL REPORT AND SHAREHOLDER LETTER                      GLOBAL
--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
          TEMPLETON GROWTH FUND, INC.
                                                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series



                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the annual report



Contents

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Templeton Growth Fund, Inc. ...............................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................   12

Financial Highlights and Statement of Investments .........................   14

Financial Statements ......................................................   23

Notes to Financial Statements .............................................   27

Report of Independent Registered Public Accounting Firm ...................   36

Tax Designation ...........................................................   37

Meeting of Shareholders ...................................................   41

Board Members and Officers ................................................   42

Shareholder Information ...................................................   47

Annual Report

Templeton Growth Fund, Inc.

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Growth Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Templeton Growth Fund covers the fiscal year ended August 31, 2007.

PERFORMANCE OVERVIEW

Templeton Growth Fund - Class A posted a +12.60% cumulative total return for the 12 months under review. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index, which posted a +17.54% total return for the same period.1 For the 10-year period ended August 31, 2007, Templeton Growth Fund - Class A delivered a +148.31% cumulative total return, compared with the MSCI World Index's +106.33% cumulative total return for the same period. 1 Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research. You can find more performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

In spite of elevated energy prices, higher global interest rates, a weaker U.S. housing market and restrained U.S. economic growth, the global economy remained resilient throughout the 12-month reporting period. The strength of consumer and corporate demand, particularly in developing economies, along with reasonably low inflation, tight or improving labor markets, and moderate, though higher, global interest rates, continued to support the economic recovery, which began in 2002.

1. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. As of 8/31/07, the Fund's Class A 10-year average annual total return not including the maximum sales charge was +9.52%, compared with the +7.51% 10-year average annual total return of the MSCI World Index. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


                                                               Annual Report | 3



GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 8/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Europe                                               44.6%
North America                                        40.1%
Asia                                                 11.4%
Latin America                                         0.5%
Middle East & Africa                                  0.4%
Short-Term Investments & Other Net Assets             3.0%

These factors also contributed to the strength of global equity markets during the 12 months under review. In addition, narrow corporate credit spreads, together with strong cash flows from the corporate sector in the world's capital markets contributed to record-breaking global merger and acquisition activity. In particular the private equity industry, which has grown substantially in recent years, played a pivotal role in a number of large and high profile acquisitions.

However, concerns about slower growth and declining asset quality surfaced during the first quarter of 2007. These were initially centered on the U.S. sub-prime mortgage market but spread in August 2007 to global capital markets. In particular, the difficulties of assessing risk and the value of collateral in the structured finance industry contributed to a decline in risk appetite among both lenders and investors. The private equity industry, which is reliant on the availability of cheap credit, was particularly affected, and deal activity slowed toward the end of the period.

Despite this decline in investor confidence, most global equity markets ended the 12-month period with double-digit total returns. Many stock market indexes in the U.S. and most European countries reached six-year highs, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs during the latter part of the period.

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look worldwide, we consider specific companies, rather than sectors or countries, while doing in-depth research to construct a bargain list from which we buy. Before we make a purchase, we look at the company's price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.


4 | Annual Report



MANAGER'S DISCUSSION

All our buy and sell decisions are based on our analysis of the long-term (more than five years) prospects for each company. Our bottom-up investment strategy frequently results in a portfolio that has a very different geographic and industry mix than that of the Fund's benchmark, the MSCI World Index.

Among the most significant individual contributors to the Fund's performance relative to the benchmark MSCI World Index for the year under review were German electronics and electrical engineering firm Siemens, French vehicle manufacturer Peugeot and U.K. wireless phone services provider Vodafone Group. Detractors from relative performance during the period included U.S. acute care hospitals operator Tenet Healthcare, Japanese banking giant Mitsubishi UFJ Financial Group and U.S. medical supplies producer Boston Scientific.

From a sector perspective, the Fund's holdings in the telecommunication services sector contributed positively to relative performance for the reporting period. In addition to Vodafone, France Telecom, a fixed-line and wireless voice and data services provider, performed well. The Fund's investments in the consumer discretionary sector also benefited performance for the period. In particular, U.S. travel reservation web site Expedia performed well as the company used a strong balance sheet to repurchase 25 million shares. Stock selection in the consumer staples sector also boosted relative Fund performance.

Conversely, an overweighted position and stock selection in the health care sector weighed on the Fund's relative performance during the fiscal year. Significant detractors were the aforementioned Boston Scientific, in the health care equipment and supplies industry, and Tenet Healthcare, in the health care providers and services industry. Additionally, the Fund's relative performance for the period was negatively affected by its underweighted allocation and stock selection in the materials sector. In particular, the lack of any exposure to the metals and mining industry hurt relative results. The Fund's cash position also hampered relative performance.

By country, the Fund's stock selection in France positively impacted performance relative to the index for the 12 months under review. On the other hand, the Fund's U.S. holdings dragged on relative performance.

TOP 10 COUNTRIES
Based on Equity Securities as of 8/31/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
U.S.                                                                       39.2%
--------------------------------------------------------------------------------
U.K.                                                                       16.5%
--------------------------------------------------------------------------------
France                                                                      6.8%
--------------------------------------------------------------------------------
Germany                                                                     6.5%
--------------------------------------------------------------------------------
Japan                                                                       5.3%
--------------------------------------------------------------------------------
Italy                                                                       4.6%
--------------------------------------------------------------------------------
South Korea                                                                 4.5%
--------------------------------------------------------------------------------
Netherlands                                                                 4.3%
--------------------------------------------------------------------------------
Switzerland                                                                 3.1%
--------------------------------------------------------------------------------
Finland                                                                     1.6%
--------------------------------------------------------------------------------


                                                               Annual Report | 5



TOP 10 EQUITY HOLDINGS
8/31/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
Siemens AG                                                                  2.3%
   INDUSTRIAL CONGLOMERATES, GERMANY
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.3%
   SOFTWARE, U.S.
--------------------------------------------------------------------------------
General Electric Co.                                                        2.2%
   INDUSTRIAL CONGLOMERATES, U.S.
--------------------------------------------------------------------------------
Seagate Technology                                                          2.2%
   COMPUTERS & PERIPHERALS, U.S.
--------------------------------------------------------------------------------
Pfizer Inc.                                                                 2.2%
   PHARMACEUTICALS, U.S.
--------------------------------------------------------------------------------
Oracle Corp.                                                                2.1%
   SOFTWARE, U.S.
--------------------------------------------------------------------------------
News Corp., A                                                               2.1%
   MEDIA, U.S.
--------------------------------------------------------------------------------
HSBC Holdings PLC                                                           2.0%
   COMMERCIAL BANKS, U.K.
--------------------------------------------------------------------------------
American International Group Inc.                                           1.9%
   INSURANCE, U.S.
--------------------------------------------------------------------------------
Royal Dutch Shell PLC, B                                                    1.8%
   OIL, GAS & CONSUMABLE FUELS, U.K.
--------------------------------------------------------------------------------

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended August 31, 2007, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's substantial investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Thank you for investing in Templeton Growth Fund. We welcome your comments and look forward to serving your future investment needs.

[PHOTO OMITTED]           /s/ Murdo Murchison

                          Murdo Murchison, CFA
                          Portfolio Manager
                          Templeton Growth Fund, Inc.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Annual Report



Performance Summary as of 8/31/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: TEPLX)                                    CHANGE           8/31/07        8/31/06
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$0.86            $26.15         $25.29
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/06-8/31/07)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.4880
--------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.1654
--------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $1.5166
--------------------------------------------------------------------------------------------------
      TOTAL                                $2.1700
--------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: TMGBX)                                    CHANGE           8/31/07        8/31/06
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$0.80            $25.55         $24.75
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/06-8/31/07)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.3023
--------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.1654
--------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $1.5166
--------------------------------------------------------------------------------------------------
      TOTAL                                $1.9843
--------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: TEGTX)                                    CHANGE           8/31/07        8/31/06
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$0.77            $25.40         $24.63
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/06-8/31/07)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.3160
--------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.1654
--------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $1.5166
--------------------------------------------------------------------------------------------------
      TOTAL                                $1.9980
--------------------------------------------------------------------------------------------------
CLASS R (SYMBOL: TEGRX)                                    CHANGE           8/31/07        8/31/06
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$0.82            $25.88         $25.06
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/06-8/31/07)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.4393
--------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.1654
--------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $1.5166
--------------------------------------------------------------------------------------------------
      TOTAL                                $2.1213
--------------------------------------------------------------------------------------------------


                                                               Annual Report | 7



Performance Summary (CONTINUED)

PRICE AND DISTRIBUTION INFORMATION (CONTINUED)

--------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: TGADX)                              CHANGE           8/31/07        8/31/06
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$0.88            $26.22         $25.34
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/06-8/31/07)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.5481
--------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.1654
--------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $1.5166
--------------------------------------------------------------------------------------------------
      TOTAL                                $2.2301
--------------------------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------
CLASS A                                1-YEAR               5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------
Cumulative Total Return 1              +12.60%              +98.84%         +148.31%
-----------------------------------------------------------------------------------------
Average Annual Total Return 2           +6.14%              +13.39%           +8.88%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 3         $10,614              $18,744          $23,404
-----------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 4      +7.19%              +16.73%           +8.52%
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5              1.05%
-----------------------------------------------------------------------------------------
CLASS B                                1-YEAR               5-YEAR     INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------
Cumulative Total Return 1              +11.78%              +91.57%         +137.46%
-----------------------------------------------------------------------------------------
Average Annual Total Return 2           +7.78%              +13.65%          +10.49%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 3         $10,778              $18,957          $23,746
-----------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 4      +8.88%              +17.03%          +10.77%
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5              1.79%
-----------------------------------------------------------------------------------------
CLASS C                                1-YEAR               5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------
Cumulative Total Return 1              +11.78%              +91.61%         +130.46%
-----------------------------------------------------------------------------------------
Average Annual Total Return 2          +10.78%              +13.89%           +8.71%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 3         $11,078              $19,161          $23,046
-----------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 4     +11.84%              +17.24%           +8.35%
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5              1.79%
-----------------------------------------------------------------------------------------
CLASS R                                1-YEAR               5-YEAR     INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------
Cumulative Total Return 1              +12.33%              +96.32%          +85.56%
-----------------------------------------------------------------------------------------
Average Annual Total Return 2          +12.33%              +14.44%          +11.54%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 3         $11,233              $19,632          $18,556
-----------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 4     +13.46%              +17.83%          +11.94%
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5              1.30%
-----------------------------------------------------------------------------------------
ADVISOR CLASS                          1-YEAR               5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------
Cumulative Total Return 1              +12.93%             +101.40%         +154.89%
-----------------------------------------------------------------------------------------
Average Annual Total Return 2          +12.93%              +15.03%           +9.81%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 3         $11,293              $20,140          $25,489
-----------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 4     +13.99%              +18.42%           +9.45%
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5              0.80%
-----------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Annual Report



Performance Summary (CONTINUED)

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (9/1/97-8/31/07)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   Date       Templeton Growth Fund    MSCI World Index 6     CPI 6
---------------------------------------------------------------------
  9/1/1997          $  9,425                $ 10,000         $ 10,000
 9/30/1997          $ 10,034                $ 10,545         $ 10,025
10/31/1997          $  9,378                $  9,991         $ 10,050
11/30/1997          $  9,406                $ 10,170         $ 10,044
12/31/1997          $  9,523                $ 10,295         $ 10,031
 1/31/1998          $  9,537                $ 10,584         $ 10,050
 2/28/1998          $ 10,062                $ 11,302         $ 10,068
 3/31/1998          $ 10,509                $ 11,781         $ 10,087
 4/30/1998          $ 10,563                $ 11,897         $ 10,106
 5/31/1998          $ 10,244                $ 11,750         $ 10,124
 6/30/1998          $  9,950                $ 12,031         $ 10,137
 7/31/1998          $  9,714                $ 12,013         $ 10,149
 8/31/1998          $  8,237                $ 10,413         $ 10,162
 9/30/1998          $  8,443                $ 10,599         $ 10,174
10/31/1998          $  9,162                $ 11,559         $ 10,199
11/30/1998          $  9,491                $ 12,248         $ 10,199
12/31/1998          $  9,286                $ 12,848         $ 10,193
 1/31/1999          $  9,218                $ 13,131         $ 10,218
 2/28/1999          $  9,150                $ 12,784         $ 10,230
 3/31/1999          $  9,791                $ 13,318         $ 10,261
 4/30/1999          $ 11,005                $ 13,845         $ 10,336
 5/31/1999          $ 10,608                $ 13,341         $ 10,336
 6/30/1999          $ 11,102                $ 13,965         $ 10,336
 7/31/1999          $ 11,090                $ 13,925         $ 10,367
 8/31/1999          $ 11,096                $ 13,902         $ 10,392
 9/30/1999          $ 10,699                $ 13,769         $ 10,442
10/31/1999          $ 10,708                $ 14,487         $ 10,460
11/30/1999          $ 11,183                $ 14,896         $ 10,466
12/31/1999          $ 12,113                $ 16,104         $ 10,466
 1/31/2000          $ 11,281                $ 15,184         $ 10,498
 2/29/2000          $ 10,899                $ 15,226         $ 10,560
 3/31/2000          $ 11,688                $ 16,281         $ 10,647
 4/30/2000          $ 11,536                $ 15,594         $ 10,653
 5/31/2000          $ 11,749                $ 15,201         $ 10,665
 6/30/2000          $ 11,809                $ 15,715         $ 10,721
 7/31/2000          $ 11,730                $ 15,275         $ 10,746
 8/31/2000          $ 11,943                $ 15,774         $ 10,746
 9/30/2000          $ 11,579                $ 14,937         $ 10,802
10/31/2000          $ 11,684                $ 14,688         $ 10,821
11/30/2000          $ 11,612                $ 13,798         $ 10,827
12/31/2000          $ 12,323                $ 14,024         $ 10,821
 1/31/2001          $ 12,491                $ 14,296         $ 10,889
 2/28/2001          $ 12,323                $ 13,089         $ 10,933
 3/31/2001          $ 11,747                $ 12,232         $ 10,958
 4/30/2001          $ 12,223                $ 13,139         $ 11,001
 5/31/2001          $ 12,464                $ 12,976         $ 11,051
 6/30/2001          $ 12,236                $ 12,571         $ 11,070
 7/31/2001          $ 12,189                $ 12,406         $ 11,039
 8/31/2001          $ 12,136                $ 11,813         $ 11,039
 9/30/2001          $ 11,104                $ 10,773         $ 11,088
10/31/2001          $ 11,470                $ 10,981         $ 11,051
11/30/2001          $ 12,195                $ 11,632         $ 11,032
12/31/2001          $ 12,390                $ 11,707         $ 10,989
 1/31/2002          $ 12,122                $ 11,353         $ 11,014
 2/28/2002          $ 12,362                $ 11,257         $ 11,057
 3/31/2002          $ 12,824                $ 11,757         $ 11,119
 4/30/2002          $ 12,892                $ 11,362         $ 11,182
 5/31/2002          $ 13,161                $ 11,388         $ 11,182
 6/30/2002          $ 12,624                $ 10,700         $ 11,188
 7/31/2002          $ 11,764                $  9,799         $ 11,200
 8/31/2002          $ 11,770                $  9,819         $ 11,238
 9/30/2002          $ 10,483                $  8,742         $ 11,256
10/31/2002          $ 11,021                $  9,388         $ 11,275
11/30/2002          $ 11,742                $  9,897         $ 11,275
12/31/2002          $ 11,216                $  9,419         $ 11,250
 1/31/2003          $ 10,991                $  9,134         $ 11,300
 2/28/2003          $ 10,617                $  8,978         $ 11,387
 3/31/2003          $ 10,378                $  8,953         $ 11,455
 4/30/2003          $ 11,357                $  9,753         $ 11,430
 5/31/2003          $ 12,251                $ 10,315         $ 11,412
 6/30/2003          $ 12,476                $ 10,498         $ 11,424
 7/31/2003          $ 12,758                $ 10,713         $ 11,437
 8/31/2003          $ 13,054                $ 10,947         $ 11,480
 9/30/2003          $ 13,096                $ 11,016         $ 11,517
10/31/2003          $ 13,654                $ 11,672         $ 11,505
11/30/2003          $ 13,991                $ 11,853         $ 11,474
12/31/2003          $ 14,901                $ 12,599         $ 11,461
 1/31/2004          $ 15,211                $ 12,804         $ 11,517
 2/29/2004          $ 15,593                $ 13,023         $ 11,580
 3/31/2004          $ 15,355                $ 12,942         $ 11,654
 4/30/2004          $ 15,218                $ 12,684         $ 11,692
 5/31/2004          $ 15,304                $ 12,808         $ 11,760
 6/30/2004          $ 15,578                $ 13,077         $ 11,797
 7/31/2004          $ 15,088                $ 12,653         $ 11,779
 8/31/2004          $ 15,160                $ 12,714         $ 11,785
 9/30/2004          $ 15,528                $ 12,958         $ 11,810
10/31/2004          $ 15,897                $ 13,279         $ 11,872
11/30/2004          $ 16,868                $ 13,982         $ 11,878
12/31/2004          $ 17,433                $ 14,520         $ 11,835
 1/31/2005          $ 17,007                $ 14,196         $ 11,859
 2/28/2005          $ 17,761                $ 14,652         $ 11,928
 3/31/2005          $ 17,487                $ 14,375         $ 12,021
 4/30/2005          $ 17,129                $ 14,071         $ 12,102
 5/31/2005          $ 17,197                $ 14,331         $ 12,090
 6/30/2005          $ 17,426                $ 14,462         $ 12,096
 7/31/2005          $ 17,875                $ 14,970         $ 12,152
 8/31/2005          $ 18,149                $ 15,090         $ 12,214
 9/30/2005          $ 18,507                $ 15,486         $ 12,363
10/31/2005          $ 17,880                $ 15,113         $ 12,388
11/30/2005          $ 18,225                $ 15,625         $ 12,289
12/31/2005          $ 18,854                $ 15,975         $ 12,239
 1/31/2006          $ 19,552                $ 16,692         $ 12,332
 2/28/2006          $ 19,569                $ 16,674         $ 12,357
 3/31/2006          $ 19,897                $ 17,048         $ 12,425
 4/30/2006          $ 20,596                $ 17,575         $ 12,531
 5/31/2006          $ 20,062                $ 16,990         $ 12,593
 6/30/2006          $ 20,062                $ 16,992         $ 12,618
 7/31/2006          $ 20,308                $ 17,102         $ 12,655
 8/31/2006          $ 20,785                $ 17,555         $ 12,680
 9/30/2006          $ 21,204                $ 17,769         $ 12,618
10/31/2006          $ 21,862                $ 18,425         $ 12,550
11/30/2006          $ 22,458                $ 18,886         $ 12,531
12/31/2006          $ 22,966                $ 19,275         $ 12,550
 1/31/2007          $ 23,207                $ 19,506         $ 12,588
 2/28/2007          $ 22,831                $ 19,413         $ 12,655
 3/31/2007          $ 23,127                $ 19,776         $ 12,771
 4/30/2007          $ 24,165                $ 20,660         $ 12,854
 5/31/2007          $ 24,657                $ 21,259         $ 12,932
 6/30/2007          $ 24,550                $ 21,103         $ 12,957
 7/31/2007          $ 23,691                $ 20,640         $ 12,954
 8/31/2007          $ 23,404                $ 20,633         $ 12,930

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
CLASS A                      8/31/07
------------------------------------
1-Year                        +6.14%
------------------------------------
5-Year                       +13.39%
------------------------------------
10-Year                       +8.88%
------------------------------------

CLASS B (1/1/99-8/31/07)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   Date       Templeton Growth Fund    MSCI World Index 6     CPI 6
---------------------------------------------------------------------
  1/1/1999          $ 10,000                $ 10,000         $ 10,000
 1/31/1999          $  9,927                $ 10,220         $ 10,024
 2/28/1999          $  9,847                $  9,950         $ 10,037
 3/31/1999          $ 10,525                $ 10,366         $ 10,067
 4/30/1999          $ 11,820                $ 10,776         $ 10,140
 5/31/1999          $ 11,387                $ 10,383         $ 10,140
 6/30/1999          $ 11,906                $ 10,869         $ 10,140
 7/31/1999          $ 11,888                $ 10,838         $ 10,171
 8/31/1999          $ 11,888                $ 10,820         $ 10,195
 9/30/1999          $ 11,454                $ 10,717         $ 10,244
10/31/1999          $ 11,463                $ 11,275         $ 10,262
11/30/1999          $ 11,962                $ 11,594         $ 10,268
12/31/1999          $ 12,945                $ 12,534         $ 10,268
 1/31/2000          $ 12,044                $ 11,818         $ 10,299
 2/29/2000          $ 11,633                $ 11,851         $ 10,360
 3/31/2000          $ 12,468                $ 12,672         $ 10,445
 4/30/2000          $ 12,299                $ 12,137         $ 10,451
 5/31/2000          $ 12,521                $ 11,831         $ 10,464
 6/30/2000          $ 12,579                $ 12,231         $ 10,519
 7/31/2000          $ 12,481                $ 11,889         $ 10,543
 8/31/2000          $ 12,697                $ 12,277         $ 10,543
 9/30/2000          $ 12,305                $ 11,626         $ 10,598
10/31/2000          $ 12,408                $ 11,432         $ 10,616
11/30/2000          $ 12,324                $ 10,740         $ 10,622
12/31/2000          $ 13,070                $ 10,915         $ 10,616
 1/31/2001          $ 13,242                $ 11,127         $ 10,683
 2/28/2001          $ 13,056                $ 10,188         $ 10,726
 3/31/2001          $ 12,439                $  9,520         $ 10,750
 4/30/2001          $ 12,934                $ 10,227         $ 10,793
 5/31/2001          $ 13,185                $ 10,100         $ 10,842
 6/30/2001          $ 12,926                $  9,785         $ 10,860
 7/31/2001          $ 12,876                $  9,656         $ 10,830
 8/31/2001          $ 12,812                $  9,194         $ 10,830
 9/30/2001          $ 11,715                $  8,385         $ 10,879
10/31/2001          $ 12,091                $  8,547         $ 10,842
11/30/2001          $ 12,848                $  9,054         $ 10,824
12/31/2001          $ 13,049                $  9,112         $ 10,781
 1/31/2002          $ 12,749                $  8,837         $ 10,805
 2/28/2002          $ 12,998                $  8,761         $ 10,848
 3/31/2002          $ 13,474                $  9,151         $ 10,909
 4/30/2002          $ 13,547                $  8,843         $ 10,970
 5/31/2002          $ 13,818                $  8,864         $ 10,970
 6/30/2002          $ 13,240                $  8,328         $ 10,976
 7/31/2002          $ 12,332                $  7,627         $ 10,988
 8/31/2002          $ 12,332                $  7,643         $ 11,025
 9/30/2002          $ 10,978                $  6,804         $ 11,043
10/31/2002          $ 11,534                $  7,307         $ 11,062
11/30/2002          $ 12,276                $  7,703         $ 11,062
12/31/2002          $ 11,722                $  7,331         $ 11,037
 1/31/2003          $ 11,484                $  7,110         $ 11,086
 2/28/2003          $ 11,082                $  6,988         $ 11,171
 3/31/2003          $ 10,821                $  6,969         $ 11,239
 4/30/2003          $ 11,841                $  7,591         $ 11,214
 5/31/2003          $ 12,764                $  8,029         $ 11,196
 6/30/2003          $ 12,987                $  8,170         $ 11,208
 7/31/2003          $ 13,277                $  8,338         $ 11,220
 8/31/2003          $ 13,575                $  8,520         $ 11,263
 9/30/2003          $ 13,612                $  8,574         $ 11,300
10/31/2003          $ 14,179                $  9,085         $ 11,287
11/30/2003          $ 14,519                $  9,225         $ 11,257
12/31/2003          $ 15,450                $  9,806         $ 11,245
 1/31/2004          $ 15,769                $  9,966         $ 11,300
 2/29/2004          $ 16,155                $ 10,136         $ 11,361
 3/31/2004          $ 15,898                $ 10,073         $ 11,434
 4/30/2004          $ 15,746                $  9,872         $ 11,470
 5/31/2004          $ 15,822                $  9,969         $ 11,538
 6/30/2004          $ 16,102                $ 10,178         $ 11,574
 7/31/2004          $ 15,579                $  9,848         $ 11,556
 8/31/2004          $ 15,648                $  9,895         $ 11,562
 9/30/2004          $ 16,011                $ 10,086         $ 11,586
10/31/2004          $ 16,390                $ 10,335         $ 11,647
11/30/2004          $ 17,376                $ 10,883         $ 11,653
12/31/2004          $ 17,950                $ 11,301         $ 11,611
 1/31/2005          $ 17,496                $ 11,049         $ 11,635
 2/28/2005          $ 18,261                $ 11,404         $ 11,702
 3/31/2005          $ 17,966                $ 11,188         $ 11,794
 4/30/2005          $ 17,592                $ 10,951         $ 11,873
 5/31/2005          $ 17,648                $ 11,154         $ 11,861
 6/30/2005          $ 17,878                $ 11,256         $ 11,867
 7/31/2005          $ 18,324                $ 11,651         $ 11,922
 8/31/2005          $ 18,595                $ 11,745         $ 11,983
 9/30/2005          $ 18,946                $ 12,053         $ 12,129
10/31/2005          $ 18,289                $ 11,763         $ 12,154
11/30/2005          $ 18,640                $ 12,161         $ 12,056
12/31/2005          $ 19,273                $ 12,434         $ 12,007
 1/31/2006          $ 19,973                $ 12,992         $ 12,099
 2/28/2006          $ 19,973                $ 12,978         $ 12,123
 3/31/2006          $ 20,298                $ 13,269         $ 12,190
 4/30/2006          $ 20,998                $ 13,679         $ 12,294
 5/31/2006          $ 20,443                $ 13,224         $ 12,355
 6/30/2006          $ 20,426                $ 13,225         $ 12,379
 7/31/2006          $ 20,665                $ 13,311         $ 12,416
 8/31/2006          $ 21,134                $ 13,663         $ 12,441
 9/30/2006          $ 21,544                $ 13,830         $ 12,379
10/31/2006          $ 22,206                $ 14,341         $ 12,312
11/30/2006          $ 22,795                $ 14,699         $ 12,294
12/31/2006          $ 23,301                $ 15,002         $ 12,312
 1/31/2007          $ 23,546                $ 15,182         $ 12,350
 2/28/2007          $ 23,164                $ 15,109         $ 12,416
 3/31/2007          $ 23,463                $ 15,392         $ 12,529
 4/30/2007          $ 24,517                $ 16,080         $ 12,610
 5/31/2007          $ 25,017                $ 16,547         $ 12,688
 6/30/2007          $ 24,907                $ 16,425         $ 12,712
 7/31/2007          $ 24,035                $ 16,064         $ 12,709
 8/31/2007          $ 23,746                $ 16,059         $ 12,686

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
CLASS B                      8/31/07
------------------------------------
1-Year                        +7.78%
------------------------------------
5-Year                       +13.65%
------------------------------------
Since Inception (1/1/99)     +10.49%
------------------------------------


                                                               Annual Report | 9



Performance Summary (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
CLASS C                      8/31/07
------------------------------------
1-Year                       +10.78%
------------------------------------
5-Year                       +13.89%
------------------------------------
10-Year                       +8.71%
------------------------------------

CLASS C (9/1/97-8/31/07)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   Date       Templeton Growth Fund    MSCI World Index 6     CPI 6
---------------------------------------------------------------------
  9/1/1997          $ 10,000                $ 10,000         $ 10,000
 9/30/1997          $ 10,636                $ 10,545         $ 10,025
10/31/1997          $  9,936                $  9,991         $ 10,050
11/30/1997          $  9,956                $ 10,170         $ 10,044
12/31/1997          $ 10,077                $ 10,295         $ 10,031
 1/31/1998          $ 10,087                $ 10,584         $ 10,050
 2/28/1998          $ 10,634                $ 11,302         $ 10,068
 3/31/1998          $ 11,097                $ 11,781         $ 10,087
 4/30/1998          $ 11,149                $ 11,897         $ 10,106
 5/31/1998          $ 10,802                $ 11,750         $ 10,124
 6/30/1998          $ 10,487                $ 12,031         $ 10,137
 7/31/1998          $ 10,229                $ 12,013         $ 10,149
 8/31/1998          $  8,673                $ 10,413         $ 10,162
 9/30/1998          $  8,884                $ 10,599         $ 10,174
10/31/1998          $  9,634                $ 11,559         $ 10,199
11/30/1998          $  9,973                $ 12,248         $ 10,199
12/31/1998          $  9,755                $ 12,848         $ 10,193
 1/31/1999          $  9,676                $ 13,131         $ 10,218
 2/28/1999          $  9,603                $ 12,784         $ 10,230
 3/31/1999          $ 10,263                $ 13,318         $ 10,261
 4/30/1999          $ 11,529                $ 13,845         $ 10,336
 5/31/1999          $ 11,105                $ 13,341         $ 10,336
 6/30/1999          $ 11,613                $ 13,965         $ 10,336
 7/31/1999          $ 11,601                $ 13,925         $ 10,367
 8/31/1999          $ 11,595                $ 13,902         $ 10,392
 9/30/1999          $ 11,178                $ 13,769         $ 10,442
10/31/1999          $ 11,180                $ 14,487         $ 10,460
11/30/1999          $ 11,665                $ 14,896         $ 10,466
12/31/1999          $ 12,627                $ 16,104         $ 10,466
 1/31/2000          $ 11,754                $ 15,184         $ 10,498
 2/29/2000          $ 11,342                $ 15,226         $ 10,560
 3/31/2000          $ 12,165                $ 16,281         $ 10,647
 4/30/2000          $ 11,998                $ 15,594         $ 10,653
 5/31/2000          $ 12,210                $ 15,201         $ 10,665
 6/30/2000          $ 12,267                $ 15,715         $ 10,721
 7/31/2000          $ 12,177                $ 15,275         $ 10,746
 8/31/2000          $ 12,383                $ 15,774         $ 10,746
 9/30/2000          $ 11,998                $ 14,937         $ 10,802
10/31/2000          $ 12,106                $ 14,688         $ 10,821
11/30/2000          $ 12,023                $ 13,798         $ 10,827
12/31/2000          $ 12,748                $ 14,024         $ 10,821
 1/31/2001          $ 12,917                $ 14,296         $ 10,889
 2/28/2001          $ 12,734                $ 13,089         $ 10,933
 3/31/2001          $ 12,135                $ 12,232         $ 10,958
 4/30/2001          $ 12,614                $ 13,139         $ 11,001
 5/31/2001          $ 12,861                $ 12,976         $ 11,051
 6/30/2001          $ 12,614                $ 12,571         $ 11,070
 7/31/2001          $ 12,558                $ 12,406         $ 11,039
 8/31/2001          $ 12,494                $ 11,813         $ 11,039
 9/30/2001          $ 11,423                $ 10,773         $ 11,088
10/31/2001          $ 11,793                $ 10,981         $ 11,051
11/30/2001          $ 12,537                $ 11,632         $ 11,032
12/31/2001          $ 12,725                $ 11,707         $ 10,989
 1/31/2002          $ 12,438                $ 11,353         $ 11,014
 2/28/2002          $ 12,682                $ 11,257         $ 11,057
 3/31/2002          $ 13,142                $ 11,757         $ 11,119
 4/30/2002          $ 13,214                $ 11,362         $ 11,182
 5/31/2002          $ 13,479                $ 11,388         $ 11,182
 6/30/2002          $ 12,912                $ 10,700         $ 11,188
 7/31/2002          $ 12,028                $  9,799         $ 11,200
 8/31/2002          $ 12,028                $  9,819         $ 11,238
 9/30/2002          $ 10,706                $  8,742         $ 11,256
10/31/2002          $ 11,249                $  9,388         $ 11,275
11/30/2002          $ 11,976                $  9,897         $ 11,275
12/31/2002          $ 11,431                $  9,419         $ 11,250
 1/31/2003          $ 11,198                $  9,134         $ 11,300
 2/28/2003          $ 10,811                $  8,978         $ 11,387
 3/31/2003          $ 10,556                $  8,953         $ 11,455
 4/30/2003          $ 11,548                $  9,753         $ 11,430
 5/31/2003          $ 12,452                $ 10,315         $ 11,412
 6/30/2003          $ 12,671                $ 10,498         $ 11,424
 7/31/2003          $ 12,948                $ 10,713         $ 11,437
 8/31/2003          $ 13,240                $ 10,947         $ 11,480
 9/30/2003          $ 13,277                $ 11,016         $ 11,517
10/31/2003          $ 13,829                $ 11,672         $ 11,505
11/30/2003          $ 14,162                $ 11,853         $ 11,474
12/31/2003          $ 15,073                $ 12,599         $ 11,461
 1/31/2004          $ 15,378                $ 12,804         $ 11,517
 2/29/2004          $ 15,764                $ 13,023         $ 11,580
 3/31/2004          $ 15,511                $ 12,942         $ 11,654
 4/30/2004          $ 15,363                $ 12,684         $ 11,692
 5/31/2004          $ 15,437                $ 12,808         $ 11,760
 6/30/2004          $ 15,704                $ 13,077         $ 11,797
 7/31/2004          $ 15,200                $ 12,653         $ 11,779
 8/31/2004          $ 15,266                $ 12,714         $ 11,785
 9/30/2004          $ 15,623                $ 12,958         $ 11,810
10/31/2004          $ 15,988                $ 13,279         $ 11,872
11/30/2004          $ 16,946                $ 13,982         $ 11,878
12/31/2004          $ 17,508                $ 14,520         $ 11,835
 1/31/2005          $ 17,063                $ 14,196         $ 11,859
 2/28/2005          $ 17,812                $ 14,652         $ 11,928
 3/31/2005          $ 17,523                $ 14,375         $ 12,021
 4/30/2005          $ 17,157                $ 14,071         $ 12,102
 5/31/2005          $ 17,219                $ 14,331         $ 12,090
 6/30/2005          $ 17,438                $ 14,462         $ 12,096
 7/31/2005          $ 17,874                $ 14,970         $ 12,152
 8/31/2005          $ 18,132                $ 15,090         $ 12,214
 9/30/2005          $ 18,483                $ 15,486         $ 12,363
10/31/2005          $ 17,844                $ 15,113         $ 12,388
11/30/2005          $ 18,180                $ 15,625         $ 12,289
12/31/2005          $ 18,793                $ 15,975         $ 12,239
 1/31/2006          $ 19,479                $ 16,692         $ 12,332
 2/28/2006          $ 19,479                $ 16,674         $ 12,357
 3/31/2006          $ 19,797                $ 17,048         $ 12,425
 4/30/2006          $ 20,475                $ 17,575         $ 12,531
 5/31/2006          $ 19,940                $ 16,990         $ 12,593
 6/30/2006          $ 19,923                $ 16,992         $ 12,618
 7/31/2006          $ 20,157                $ 17,102         $ 12,655
 8/31/2006          $ 20,618                $ 17,555         $ 12,680
 9/30/2006          $ 21,020                $ 17,769         $ 12,618
10/31/2006          $ 21,661                $ 18,425         $ 12,550
11/30/2006          $ 22,239                $ 18,886         $ 12,531
12/31/2006          $ 22,729                $ 19,275         $ 12,550
 1/31/2007          $ 22,947                $ 19,506         $ 12,588
 2/28/2007          $ 22,565                $ 19,413         $ 12,655
 3/31/2007          $ 22,847                $ 19,776         $ 12,771
 4/30/2007          $ 23,854                $ 20,660         $ 12,854
 5/31/2007          $ 24,326                $ 21,259         $ 12,932
 6/30/2007          $ 24,199                $ 21,103         $ 12,957
 7/31/2007          $ 23,337                $ 20,640         $ 12,954
 8/31/2007          $ 23,046                $ 20,633         $ 12,930

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
CLASS R                      8/31/07
------------------------------------
1-Year                       +12.33%
------------------------------------
5-Year                       +14.44%
------------------------------------
Since Inception (1/1/02)     +11.54%
------------------------------------

CLASS R (1/1/02-8/31/07)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   Date       Templeton Growth Fund    MSCI World Index 6     CPI 6
---------------------------------------------------------------------
  1/1/2002          $ 10,000                $ 10,000         $ 10,000
 1/31/2002          $  9,745                $  9,698         $ 10,023
 2/28/2002          $  9,944                $  9,616         $ 10,062
 3/31/2002          $ 10,309                $ 10,043         $ 10,119
 4/30/2002          $ 10,365                $  9,705         $ 10,175
 5/31/2002          $ 10,581                $  9,728         $ 10,175
 6/30/2002          $ 10,144                $  9,140         $ 10,181
 7/31/2002          $  9,446                $  8,370         $ 10,192
 8/31/2002          $  9,451                $  8,388         $ 10,226
 9/30/2002          $  8,416                $  7,467         $ 10,243
10/31/2002          $  8,846                $  8,020         $ 10,260
11/30/2002          $  9,416                $  8,454         $ 10,260
12/31/2002          $  8,995                $  8,046         $ 10,238
 1/31/2003          $  8,813                $  7,803         $ 10,283
 2/28/2003          $  8,512                $  7,669         $ 10,362
 3/31/2003          $  8,314                $  7,648         $ 10,424
 4/30/2003          $  9,102                $  8,331         $ 10,402
 5/31/2003          $  9,816                $  8,811         $ 10,385
 6/30/2003          $  9,992                $  8,967         $ 10,396
 7/31/2003          $ 10,218                $  9,151         $ 10,407
 8/31/2003          $ 10,451                $  9,351         $ 10,447
 9/30/2003          $ 10,484                $  9,410         $ 10,481
10/31/2003          $ 10,927                $  9,970         $ 10,470
11/30/2003          $ 11,193                $ 10,125         $ 10,441
12/31/2003          $ 11,922                $ 10,762         $ 10,430
 1/31/2004          $ 12,165                $ 10,937         $ 10,481
 2/29/2004          $ 12,472                $ 11,124         $ 10,538
 3/31/2004          $ 12,281                $ 11,055         $ 10,606
 4/30/2004          $ 12,165                $ 10,835         $ 10,640
 5/31/2004          $ 12,229                $ 10,941         $ 10,702
 6/30/2004          $ 12,449                $ 11,170         $ 10,736
 7/31/2004          $ 12,055                $ 10,808         $ 10,719
 8/31/2004          $ 12,107                $ 10,860         $ 10,724
 9/30/2004          $ 12,397                $ 11,069         $ 10,747
10/31/2004          $ 12,693                $ 11,343         $ 10,804
11/30/2004          $ 13,460                $ 11,944         $ 10,809
12/31/2004          $ 13,911                $ 12,403         $ 10,770
 1/31/2005          $ 13,568                $ 12,126         $ 10,792
 2/28/2005          $ 14,168                $ 12,516         $ 10,855
 3/31/2005          $ 13,948                $ 12,279         $ 10,939
 4/30/2005          $ 13,660                $ 12,019         $ 11,013
 5/31/2005          $ 13,710                $ 12,242         $ 11,002
 6/30/2005          $ 13,893                $ 12,353         $ 11,007
 7/31/2005          $ 14,247                $ 12,788         $ 11,058
 8/31/2005          $ 14,461                $ 12,890         $ 11,115
 9/30/2005          $ 14,742                $ 13,228         $ 11,251
10/31/2005          $ 14,238                $ 12,910         $ 11,273
11/30/2005          $ 14,515                $ 13,347         $ 11,183
12/31/2005          $ 15,008                $ 13,646         $ 11,138
 1/31/2006          $ 15,562                $ 14,258         $ 11,222
 2/28/2006          $ 15,568                $ 14,243         $ 11,245
 3/31/2006          $ 15,832                $ 14,563         $ 11,307
 4/30/2006          $ 16,380                $ 15,013         $ 11,404
 5/31/2006          $ 15,951                $ 14,513         $ 11,460
 6/30/2006          $ 15,951                $ 14,515         $ 11,483
 7/31/2006          $ 16,142                $ 14,609         $ 11,517
 8/31/2006          $ 16,518                $ 14,995         $ 11,539
 9/30/2006          $ 16,847                $ 15,179         $ 11,483
10/31/2006          $ 17,369                $ 15,739         $ 11,420
11/30/2006          $ 17,840                $ 16,132         $ 11,404
12/31/2006          $ 18,239                $ 16,465         $ 11,420
 1/31/2007          $ 18,426                $ 16,662         $ 11,455
 2/28/2007          $ 18,125                $ 16,582         $ 11,517
 3/31/2007          $ 18,354                $ 16,893         $ 11,622
 4/30/2007          $ 19,179                $ 17,648         $ 11,697
 5/31/2007          $ 19,566                $ 18,160         $ 11,768
 6/30/2007          $ 19,473                $ 18,026         $ 11,791
 7/31/2007          $ 18,784                $ 17,631         $ 11,788
 8/31/2007          $ 18,556                $ 17,625         $ 11,767


10 | Annual Report



Performance Summary (CONTINUED)

ADVISOR CLASS (9/1/97-8/31/07)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   Date       Templeton Growth Fund    MSCI World Index 6     CPI 6
---------------------------------------------------------------------
  9/1/1997          $ 10,000                $ 10,000         $ 10,000
 9/30/1997          $ 10,645                $ 10,545         $ 10,025
10/31/1997          $  9,959                $  9,991         $ 10,050
11/30/1997          $  9,989                $ 10,170         $ 10,044
12/31/1997          $ 10,115                $ 10,295         $ 10,031
 1/31/1998          $ 10,136                $ 10,584         $ 10,050
 2/28/1998          $ 10,694                $ 11,302         $ 10,068
 3/31/1998          $ 11,168                $ 11,781         $ 10,087
 4/30/1998          $ 11,231                $ 11,897         $ 10,106
 5/31/1998          $ 10,887                $ 11,750         $ 10,124
 6/30/1998          $ 10,579                $ 12,031         $ 10,137
 7/31/1998          $ 10,329                $ 12,013         $ 10,149
 8/31/1998          $  8,759                $ 10,413         $ 10,162
 9/30/1998          $  8,984                $ 10,599         $ 10,174
10/31/1998          $  9,750                $ 11,559         $ 10,199
11/30/1998          $ 10,101                $ 12,248         $ 10,199
12/31/1998          $  9,889                $ 12,848         $ 10,193
 1/31/1999          $  9,823                $ 13,131         $ 10,218
 2/28/1999          $  9,750                $ 12,784         $ 10,230
 3/31/1999          $ 10,433                $ 13,318         $ 10,261
 4/30/1999          $ 11,731                $ 13,845         $ 10,336
 5/31/1999          $ 11,314                $ 13,341         $ 10,336
 6/30/1999          $ 11,839                $ 13,965         $ 10,336
 7/31/1999          $ 11,833                $ 13,925         $ 10,367
 8/31/1999          $ 11,839                $ 13,902         $ 10,392
 9/30/1999          $ 11,423                $ 13,769         $ 10,442
10/31/1999          $ 11,431                $ 14,487         $ 10,460
11/30/1999          $ 11,944                $ 14,896         $ 10,466
12/31/1999          $ 12,940                $ 16,104         $ 10,466
 1/31/2000          $ 12,052                $ 15,184         $ 10,498
 2/29/2000          $ 11,644                $ 15,226         $ 10,560
 3/31/2000          $ 12,493                $ 16,281         $ 10,647
 4/30/2000          $ 12,331                $ 15,594         $ 10,653
 5/31/2000          $ 12,564                $ 15,201         $ 10,665
 6/30/2000          $ 12,629                $ 15,715         $ 10,721
 7/31/2000          $ 12,544                $ 15,275         $ 10,746
 8/31/2000          $ 12,778                $ 15,774         $ 10,746
 9/30/2000          $ 12,389                $ 14,937         $ 10,802
10/31/2000          $ 12,505                $ 14,688         $ 10,821
11/30/2000          $ 12,428                $ 13,798         $ 10,827
12/31/2000          $ 13,193                $ 14,024         $ 10,821
 1/31/2001          $ 13,379                $ 14,296         $ 10,889
 2/28/2001          $ 13,200                $ 13,089         $ 10,933
 3/31/2001          $ 12,590                $ 12,232         $ 10,958
 4/30/2001          $ 13,092                $ 13,139         $ 11,001
 5/31/2001          $ 13,365                $ 12,976         $ 11,051
 6/30/2001          $ 13,114                $ 12,571         $ 11,070
 7/31/2001          $ 13,071                $ 12,406         $ 11,039
 8/31/2001          $ 13,021                $ 11,813         $ 11,039
 9/30/2001          $ 11,909                $ 10,773         $ 11,088
10/31/2001          $ 12,309                $ 10,981         $ 11,051
11/30/2001          $ 13,093                $ 11,632         $ 11,032
12/31/2001          $ 13,306                $ 11,707         $ 10,989
 1/31/2002          $ 13,010                $ 11,353         $ 11,014
 2/28/2002          $ 13,276                $ 11,257         $ 11,057
 3/31/2002          $ 13,771                $ 11,757         $ 11,119
 4/30/2002          $ 13,853                $ 11,362         $ 11,182
 5/31/2002          $ 14,148                $ 11,388         $ 11,182
 6/30/2002          $ 13,565                $ 10,700         $ 11,188
 7/31/2002          $ 12,641                $  9,799         $ 11,200
 8/31/2002          $ 12,656                $  9,819         $ 11,238
 9/30/2002          $ 11,274                $  8,742         $ 11,256
10/31/2002          $ 11,859                $  9,388         $ 11,275
11/30/2002          $ 12,627                $  9,897         $ 11,275
12/31/2002          $ 12,071                $  9,419         $ 11,250
 1/31/2003          $ 11,829                $  9,134         $ 11,300
 2/28/2003          $ 11,435                $  8,978         $ 11,387
 3/31/2003          $ 11,177                $  8,953         $ 11,455
 4/30/2003          $ 12,230                $  9,753         $ 11,430
 5/31/2003          $ 13,200                $ 10,315         $ 11,412
 6/30/2003          $ 13,443                $ 10,498         $ 11,424
 7/31/2003          $ 13,746                $ 10,713         $ 11,437
 8/31/2003          $ 14,072                $ 10,947         $ 11,480
 9/30/2003          $ 14,125                $ 11,016         $ 11,517
10/31/2003          $ 14,724                $ 11,672         $ 11,505
11/30/2003          $ 15,087                $ 11,853         $ 11,474
12/31/2003          $ 16,073                $ 12,599         $ 11,461
 1/31/2004          $ 16,415                $ 12,804         $ 11,517
 2/29/2004          $ 16,835                $ 13,023         $ 11,580
 3/31/2004          $ 16,578                $ 12,942         $ 11,654
 4/30/2004          $ 16,430                $ 12,684         $ 11,692
 5/31/2004          $ 16,524                $ 12,808         $ 11,760
 6/30/2004          $ 16,827                $ 13,077         $ 11,797
 7/31/2004          $ 16,298                $ 12,653         $ 11,779
 8/31/2004          $ 16,384                $ 12,714         $ 11,785
 9/30/2004          $ 16,780                $ 12,958         $ 11,810
10/31/2004          $ 17,191                $ 13,279         $ 11,872
11/30/2004          $ 18,240                $ 13,982         $ 11,878
12/31/2004          $ 18,849                $ 14,520         $ 11,835
 1/31/2005          $ 18,396                $ 14,196         $ 11,859
 2/28/2005          $ 19,212                $ 14,652         $ 11,928
 3/31/2005          $ 18,923                $ 14,375         $ 12,021
 4/30/2005          $ 18,536                $ 14,071         $ 12,102
 5/31/2005          $ 18,619                $ 14,331         $ 12,090
 6/30/2005          $ 18,866                $ 14,462         $ 12,096
 7/31/2005          $ 19,360                $ 14,970         $ 12,152
 8/31/2005          $ 19,656                $ 15,090         $ 12,214
 9/30/2005          $ 20,052                $ 15,486         $ 12,363
10/31/2005          $ 19,371                $ 15,113         $ 12,388
11/30/2005          $ 19,754                $ 15,625         $ 12,289
12/31/2005          $ 20,442                $ 15,975         $ 12,239
 1/31/2006          $ 21,208                $ 16,692         $ 12,332
 2/28/2006          $ 21,226                $ 16,674         $ 12,357
 3/31/2006          $ 21,591                $ 17,048         $ 12,425
 4/30/2006          $ 22,348                $ 17,575         $ 12,531
 5/31/2006          $ 21,778                $ 16,990         $ 12,593
 6/30/2006          $ 21,778                $ 16,992         $ 12,618
 7/31/2006          $ 22,054                $ 17,102         $ 12,655
 8/31/2006          $ 22,571                $ 17,555         $ 12,680
 9/30/2006          $ 23,034                $ 17,769         $ 12,618
10/31/2006          $ 23,756                $ 18,425         $ 12,550
11/30/2006          $ 24,413                $ 18,886         $ 12,531
12/31/2006          $ 24,964                $ 19,275         $ 12,550
 1/31/2007          $ 25,236                $ 19,506         $ 12,588
 2/28/2007          $ 24,827                $ 19,413         $ 12,655
 3/31/2007          $ 25,158                $ 19,776         $ 12,771
 4/30/2007          $ 26,286                $ 20,660         $ 12,854
 5/31/2007          $ 26,830                $ 21,259         $ 12,932
 6/30/2007          $ 26,723                $ 21,103         $ 12,957
 7/31/2007          $ 25,790                $ 20,640         $ 12,954
 8/31/2007          $ 25,489                $ 20,633         $ 12,930

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
ADVISOR CLASS                8/31/07
------------------------------------
1-Year                       +12.93%
------------------------------------
5-Year                       +15.03%
------------------------------------
10-Year                       +9.81%
------------------------------------

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.


                                                              Annual Report | 11



Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Annual Report



Your Fund's Expenses (CONTINUED)

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                                BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                           VALUE 3/1/07         VALUE 8/31/07     PERIOD* 3/1/07-8/31/07
----------------------------------------------------------------------------------------------------------------
Actual                                                $1,000             $1,025.10                $5.10
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000             $1,020.16                $5.09
----------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------
Actual                                                $1,000             $1,021.20                $8.92
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000             $1,016.38                $8.89
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Actual                                                $1,000             $1,021.30                $8.92
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000             $1,016.38                $8.89
----------------------------------------------------------------------------------------------------------------
CLASS R
----------------------------------------------------------------------------------------------------------------
Actual                                                $1,000             $1,023.70                $6.38
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000             $1,018.90                $6.36
----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------
Actual                                                $1,000             $1,026.60                $3.83
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000             $1,021.42                $3.82
----------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.00%; B: 1.75%; C: 1.75%; R: 1.25%; and Advisor:
0.75%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                              Annual Report | 13



Templeton Growth Fund, Inc.

FINANCIAL HIGHLIGHTS

                                                   -----------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
CLASS A                                                   2007            2006            2005            2004            2003
                                                   -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $     25.29     $     23.86     $     21.03     $     18.54     $     17.10
                                                   -----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................          0.37            0.43            0.36            0.36            0.34
   Net realized and unrealized gains (losses)...          2.66            2.73            3.66            2.58            1.46
                                                   -----------------------------------------------------------------------------
Total from investment operations ...............          3.03            3.16            4.02            2.94            1.80
                                                   -----------------------------------------------------------------------------
Less distributions from:
   Net investment income .......................         (0.49)          (0.41)          (0.41)          (0.45)          (0.36)
   Net realized gains ..........................         (1.68)          (1.32)          (0.78)             --              --
                                                   -----------------------------------------------------------------------------
Total distributions ............................         (2.17)          (1.73)          (1.19)          (0.45)          (0.36)
                                                   -----------------------------------------------------------------------------
Redemption fees ................................            -- d            -- d            -- d            -- d            -- d
                                                   -----------------------------------------------------------------------------
Net asset value, end of year ...................   $     26.15     $     25.29     $     23.86     $     21.03     $     18.54
                                                   =============================================================================

Total return c .................................         12.60%          14.52%          19.72%          16.14%          10.90%

RATIOS TO AVERAGE NET ASSETS
Expenses .......................................          1.01% e         1.05% e         1.06% e         1.10% e         1.13%
Net investment income ..........................          1.44%           1.82%           1.61%           1.75%           2.05%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $27,997,564     $23,966,739     $20,786,173     $15,771,174     $13,021,261
Portfolio turnover rate ........................         20.37%          35.33%          19.95%          24.58%          32.12%

a The amount shown for a share outstanding throughout the period may not correlate with the statement of operations for the period due to timing of sales and repurchase of the fund shares in relation to income earned and/or fluctuating market value of the investments of the fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


14 | The accompanying notes are an integral part of these financial statements.
   | Annual Report



Templeton Growth Fund, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   ------------------------------------------------------------------
                                                                          YEAR ENDED AUGUST 31,
CLASS B                                                2007          2006          2005          2004          2003
                                                   ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $  24.75      $  23.37      $  20.64      $  18.24      $  16.85
                                                   ------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................       0.17          0.24          0.19          0.21          0.22
   Net realized and unrealized gains (losses)...       2.61          2.70          3.59          2.54          1.43
                                                   ------------------------------------------------------------------
Total from investment operations ...............       2.78          2.94          3.78          2.75          1.65
                                                   ------------------------------------------------------------------
Less distributions from:
   Net investment income .......................      (0.30)        (0.24)        (0.27)        (0.35)        (0.26)
   Net realized gains ..........................      (1.68)        (1.32)        (0.78)           --            --
                                                   ------------------------------------------------------------------
Total distributions ............................      (1.98)        (1.56)        (1.05)        (0.35)        (0.26)
                                                   ------------------------------------------------------------------
Redemption fees ................................         -- d          -- d          -- d          -- d          -- d
                                                   ------------------------------------------------------------------
Net asset value, end of year ...................   $  25.55      $  24.75      $  23.37      $  20.64      $  18.24
                                                   ==================================================================

Total return c .................................      11.78%        13.65%        18.84%        15.27%        10.08%

RATIOS TO AVERAGE NET ASSETS
Expenses .......................................       1.76% e       1.79% e       1.81% e       1.85% e       1.88%
Net investment income ..........................       0.69%         1.08%         0.86%         1.00%         1.30%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $563,335      $580,530      $557,670      $433,467      $278,340
Portfolio turnover rate ........................      20.37%        35.33%        19.95%        24.58%        32.12%

a The amount shown for a share outstanding throughout the period may not correlate with the statement of operations for the period due to timing of sales and repurchase of the fund shares in relation to income earned and/or fluctuating market value of the investments of the fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 15



Templeton Growth Fund, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   ----------------------------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
CLASS C                                                  2007            2006            2005            2004            2003
                                                   ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $    24.63      $    23.28      $    20.56      $    18.15      $    16.74
                                                   ----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................         0.17            0.25            0.19            0.20            0.21
   Net realized and unrealized gains (losses)...         2.60            2.67            3.57            2.54            1.44
                                                   ----------------------------------------------------------------------------
Total from investment operations ...............         2.77            2.92            3.76            2.74            1.65
                                                   ----------------------------------------------------------------------------
Less distributions from:
   Net investment income .......................        (0.32)          (0.25)          (0.26)          (0.33)          (0.24)
   Net realized gains ..........................        (1.68)          (1.32)          (0.78)             --              --
                                                   ----------------------------------------------------------------------------
Total distributions ............................        (2.00)          (1.57)          (1.04)          (0.33)          (0.24)
                                                   ----------------------------------------------------------------------------
Redemption fees ................................           -- d            -- d            -- d            -- d            -- d
                                                   ----------------------------------------------------------------------------
Net asset value, end of year ...................   $    25.40      $    24.63      $    23.28      $    20.56      $    18.15
                                                   ============================================================================

Total return c .................................        11.78%          13.71%          18.77%          15.30%          10.08%

RATIOS TO AVERAGE NET ASSETS
Expenses .......................................         1.76% e         1.79% e         1.81% e         1.85% e         1.88%
Net investment income ..........................         0.69%           1.08%           0.86%           1.00%           1.30%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $2,759,141      $2,362,844      $1,965,909      $1,394,289      $1,064,405
Portfolio turnover rate ........................        20.37%          35.33%          19.95%          24.58%          32.12%

a The amount shown for a share outstanding throughout the period may not correlate with the statement of operations for the period due to timing of sales and repurchase of the fund shares in relation to income earned and/or fluctuating market value of the investments of the fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


16 | The accompanying notes are an integral part of these financial statements.
   | Annual Report



Templeton Growth Fund, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   ------------------------------------------------------------------
                                                                          YEAR ENDED AUGUST 31,
CLASS R                                                2007          2006          2005          2004          2003
                                                   ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $  25.06      $  23.68      $  20.90      $  18.44      $  17.07
                                                   ------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................       0.31          0.45          0.32          0.33          0.32
   Net realized and unrealized gains (losses)...       2.63          2.62          3.62          2.56          1.42
                                                   ------------------------------------------------------------------
Total from investment operations ...............       2.94          3.07          3.94          2.89          1.74
                                                   ------------------------------------------------------------------
Less distributions from:
   Net investment income .......................      (0.44)        (0.37)        (0.38)        (0.43)        (0.37)
   Net realized gains ..........................      (1.68)        (1.32)        (0.78)           --            --
                                                   ------------------------------------------------------------------
Total distributions ............................      (2.12)        (1.69)        (1.16)        (0.43)        (0.37)
                                                   ------------------------------------------------------------------
Redemption fees ................................         -- d          -- d          -- d          -- d          -- d
                                                   ------------------------------------------------------------------
Net asset value, end of year ...................   $  25.88      $  25.06      $  23.68      $  20.90      $  18.44
                                                   ==================================================================

Total return c .................................      12.33%        14.22%        19.44%        15.85%        10.58%

RATIOS TO AVERAGE NET ASSETS
Expenses .......................................       1.26% e       1.30% e       1.31% e       1.35% e       1.39%
Net investment income ..........................       1.19%         1.57%         1.36%         1.50%         1.79%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $467,391      $403,334      $123,139      $ 57,951      $ 28,584
Portfolio turnover rate ........................      20.37%        35.33%        19.95%        24.58%        32.12%

a The amount shown for a share outstanding throughout the period may not correlate with the statement of operations for the period due to timing of sales and repurchase of the fund shares in relation to income earned and/or fluctuating market value of the investments of the fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 17



Templeton Growth Fund, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   ------------------------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
ADVISOR CLASS                                            2007            2006            2005          2004          2003
                                                   ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $    25.34      $    23.90      $    21.07      $  18.57      $  17.13
                                                   ------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................         0.45            0.51            0.45          0.48          0.38
   Net realized and unrealized gains (losses)...         2.66            2.72            3.63          2.52          1.46
                                                   ------------------------------------------------------------------------
Total from investment operations ...............         3.11            3.23            4.08          3.00          1.84
                                                   ------------------------------------------------------------------------
Less distributions from:
   Net investment income .......................        (0.55)          (0.47)          (0.47)        (0.50)        (0.40)
   Net realized gains ..........................        (1.68)          (1.32)          (0.78)           --            --
                                                   ------------------------------------------------------------------------
Total distributions ............................        (2.23)          (1.79)          (1.25)        (0.50)        (0.40)
                                                   ------------------------------------------------------------------------
Redemption fees ................................           -- c            -- c            -- c          -- c          -- c
                                                   ------------------------------------------------------------------------
Net asset value, end of year ...................   $    26.22      $    25.34      $    23.90      $  21.07      $  18.57
                                                   ========================================================================

Total return ...................................        12.93%          14.83%          19.97%        16.43%        11.19%

RATIOS TO AVERAGE NET ASSETS
Expenses .......................................         0.76% d         0.80% d         0.81% d       0.85% d       0.88%
Net investment income ..........................         1.69%           2.07%           1.86%         2.00%         2.30%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $6,458,094      $3,972,615      $2,549,202      $911,764      $137,776
Portfolio turnover rate ........................        20.37%          35.33%          19.95%        24.58%        32.12%

a The amount shown for a share outstanding throughout the period may not correlate with the statement of operations for the period due to timing of sales and repurchase of the fund shares in relation to income earned and/or fluctuating market value of the investments of the fund.

b Based on average daily shares outstanding.

c Amount rounds to less than $0.01 per share.

d Benefit of expense reduction rounds to less than 0.01%.


18 | The accompanying notes are an integral part of these financial statements.
   | Annual Report



Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, AUGUST 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                      SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 97.0%
    AUSTRIA 0.1%
    Telekom Austria AG ..............................    Diversified Telecommunication Services       1,301,090   $      33,537,688
                                                                                                                  ------------------
    BERMUDA 0.5%
    ACE Ltd. ........................................                   Insurance                     3,700,000         213,712,000
                                                                                                                  ------------------
    CANADA 0.4%
    BCE Inc. ........................................    Diversified Telecommunication Services       4,000,000         153,006,914
                                                                                                                  ------------------
    FINLAND 1.6%
    Stora Enso OYJ, R ...............................            Paper & Forest Products             19,000,000         338,583,660
    UPM-Kymmene OYJ .................................            Paper & Forest Products             13,000,000         294,537,266
                                                                                                                  ------------------
                                                                                                                        633,120,926
                                                                                                                  ------------------
    FRANCE 6.8%
    Accor SA ........................................         Hotels, Restaurants & Leisure           3,000,000         257,534,481
    France Telecom SA ...............................    Diversified Telecommunication Services      14,000,000         422,289,519
    Peugeot SA ......................................                  Automobiles                    6,000,000         510,900,018
    Sanofi-Aventis ..................................                Pharmaceuticals                  7,000,000         571,445,076
    Total SA, B .....................................          Oil, Gas & Consumable Fuels            5,700,000         429,053,835
    Vivendi SA ......................................                     Media                      10,000,000         408,856,254
                                                                                                                  ------------------
                                                                                                                      2,600,079,183
                                                                                                                  ------------------
    GERMANY 6.5%
    Bayerische Motoren Werke AG .....................                  Automobiles                   10,000,000         611,445,141
    Deutsche Post AG ................................            Air Freight & Logistics             15,000,000         435,899,895
  a Infineon Technologies AG ........................   Semiconductors & Semiconductor Equipment     15,000,000         233,992,208
    Muenchener Rueckversicherungs-
       Gesellschaft AG ..............................                   Insurance                     1,924,280         333,210,338
    Siemens AG ......................................           Industrial Conglomerates              7,000,000         881,104,983
                                                                                                                  ------------------
                                                                                                                      2,495,652,565
                                                                                                                  ------------------
    HONG KONG 1.1%
    Cheung Kong (Holdings) Ltd. .....................     Real Estate Management & Development       14,000,800         205,945,606
    Hong Kong Electric Holdings Ltd. ................              Electric Utilities                20,000,000         100,286,625
    Swire Pacific Ltd., A ...........................     Real Estate Management & Development        9,190,000         101,591,890
                                                                                                                  ------------------
                                                                                                                        407,824,121
                                                                                                                  ------------------
    ITALY 4.6%
    Eni SpA .........................................          Oil, Gas & Consumable Fuels            9,000,000         311,199,419
    Intesa Sanpaolo SpA .............................               Commercial Banks                 90,000,000         678,066,503
    Mediaset SpA ....................................                     Media                      20,000,000         212,261,927
    UniCredito Italiano SpA .........................               Commercial Banks                 65,000,000         557,017,260
                                                                                                                  ------------------
                                                                                                                      1,758,545,109
                                                                                                                  ------------------
    JAPAN 5.3%
    FUJIFILM Holdings Corp. .........................         Leisure Equipment & Products            8,000,000         348,216,599
    Hitachi Ltd. ....................................      Electronic Equipment & Instruments        24,000,000         155,039,295
    Konica Minolta Holdings Ltd. ....................              Office Electronics                20,000,000         314,016,755


                                                              Annual Report | 19



Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                      SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    JAPAN (CONTINUED)
    Mitsubishi UFJ Financial Group Inc. .............               Commercial Banks                     50,000   $     479,316,003
    Nomura Holdings Inc. ............................               Capital Markets                   7,000,067         123,932,441
    Shinsei Bank Ltd. ...............................               Commercial Banks                 60,000,000         200,535,452
    Sumitomo Mitsui Financial Group Inc. ............               Commercial Banks                     50,000         395,111,841
                                                                                                                  ------------------
                                                                                                                      2,016,168,386
                                                                                                                  ------------------
    MEXICO 0.5%
    Telefonos de Mexico SA de CV, L, ADR ............    Diversified Telecommunication Services       5,155,800         182,205,972
                                                                                                                  ------------------
    NETHERLANDS 4.3%
    ING Groep NV ....................................        Diversified Financial Services          16,000,000         643,488,790
    Koninklijke Philips Electronics NV ..............              Household Durables                12,000,000         472,970,801
    Reed Elsevier NV ................................                    Media                       30,000,000         541,145,299
                                                                                                                  ------------------
                                                                                                                      1,657,604,890
                                                                                                                  ------------------
    RUSSIA 0.3%
    Gazprom, ADR ....................................         Oil, Gas & Consumable Fuels             3,000,000         125,550,000
                                                                                                                  ------------------
    SINGAPORE 0.5%
    Singapore Telecommunications Ltd. ...............    Diversified Telecommunication Services      86,272,000         205,995,657
                                                                                                                  ------------------
    SOUTH AFRICA 0.4%
    Sappi Ltd. ......................................           Paper & Forest Products               9,327,604         146,744,716
                                                                                                                  ------------------
    SOUTH KOREA 4.5%
    Hyundai Motor Co. Ltd. ..........................                 Automobiles                     3,000,000         222,541,967
    Kookmin Bank ....................................               Commercial Banks                  4,700,000         379,706,901
    KT Corp., ADR ...................................    Diversified Telecommunication Services      13,140,600         313,009,092
    Samsung Electronics Co. Ltd. ....................   Semiconductors & Semiconductor Equipment        870,920         548,589,097
    SK Telecom Co. Ltd. .............................     Wireless Telecommunication Services           300,000          66,027,178
    SK Telecom Co. Ltd., ADR ........................     Wireless Telecommunication Services         7,000,000         191,590,000
                                                                                                                  ------------------
                                                                                                                      1,721,464,235
                                                                                                                  ------------------
    SWEDEN 0.8%
    Svenska Cellulosa AB, B .........................           Paper & Forest Products              17,578,647         304,587,457
                                                                                                                  ------------------
    SWITZERLAND 3.1%
    Nestle SA .......................................                Food Products                    1,000,000         434,728,656
    Novartis AG .....................................               Pharmaceuticals                   7,000,000         369,167,770
    UBS AG ..........................................               Capital Markets                   7,200,000         375,248,180
                                                                                                                  ------------------
                                                                                                                      1,179,144,606
                                                                                                                  ------------------
    UNITED KINGDOM 16.5%
    Aviva PLC .......................................                  Insurance                     40,000,000         571,546,926
    BP PLC ..........................................         Oil, Gas & Consumable Fuels            55,508,778         624,106,327
    British Sky Broadcasting Group PLC ..............                    Media                       24,000,000         326,955,496
    Compass Group PLC ...............................        Hotels, Restaurants & Leisure           68,389,574         448,255,169
    GlaxoSmithKline PLC .............................               Pharmaceuticals                  22,000,000         574,572,051
    HSBC Holdings PLC ...............................               Commercial Banks                 41,999,897         752,455,626
    Kingfisher PLC ..................................               Specialty Retail                 40,000,000         168,196,943


20 | Annual Report



Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                     INDUSTRY                          SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    UNITED KINGDOM (CONTINUED)
    Old Mutual PLC ..................................                Insurance                       75,863,935   $     244,338,739
    Pearson PLC .....................................                  Media                         22,000,000         330,545,311
  a Rolls-Royce Group PLC ...........................          Aerospace & Defense                   16,000,000         164,889,473
    Royal Bank of Scotland Group PLC ................             Commercial Banks                   49,560,000         574,213,473
    Royal Dutch Shell PLC, B ........................       Oil, Gas & Consumable Fuels              18,000,000         702,433,995
  b Standard Life Assurance Co., 144A ...............                Insurance                       27,035,210         163,706,080
    Vodafone Group PLC ..............................   Wireless Telecommunication Services         203,121,749         654,613,940
                                                                                                                  ------------------
                                                                                                                      6,300,829,549
                                                                                                                  ------------------
    UNITED STATES 39.2%
    Accenture Ltd., A ...............................               IT Services                      11,000,000         453,310,000
    American International Group Inc. ...............                Insurance                       11,000,000         726,000,000
  a Amgen Inc. ......................................              Biotechnology                     10,000,000         501,100,000
    The Bank of New York Mellon Corp. ...............             Capital Markets                     4,480,800         181,158,744
  a Boston Scientific Corp. .........................     Health Care Equipment & Supplies           33,000,000         423,390,000
    Bristol-Myers Squibb Co. ........................             Pharmaceuticals                     9,267,018         270,133,575
  a Cadence Design Systems Inc. .....................                 Software                       10,000,000         217,200,000
a,c Chico's FAS Inc. ................................             Specialty Retail                   13,897,527         222,082,481
  a Comcast Corp., A ................................                  Media                         15,000,000         387,900,000
  a Covidien Ltd. ...................................     Health Care Equipment & Supplies            6,500,000         258,895,000
  c Eastman Kodak Co. ...............................       Leisure Equipment & Products             17,000,000         453,390,000
    El Paso Corp. ...................................       Oil, Gas & Consumable Fuels              28,000,000         444,360,000
    Electronic Data Systems Corp. ...................               IT Services                      13,456,000         308,007,840
  a Expedia Inc. ....................................        Internet & Catalog Retail                9,265,760         276,582,936
    General Electric Co. ............................         Industrial Conglomerates               22,000,000         855,140,000
    Harley-Davidson Inc. ............................               Automobiles                       3,500,000         188,265,000
    International Paper Co. .........................         Paper & Forest Products                 8,000,000         280,880,000
a,c Interpublic Group of Cos. Inc. ..................                  Media                         33,000,000         361,350,000
    Merck & Co. Inc. ................................             Pharmaceuticals                     9,000,000         451,530,000
    Microsoft Corp. .................................                 Software                       30,000,000         861,900,000
    News Corp., A ...................................                  Media                         40,000,000         809,200,000
  a Oracle Corp. ....................................                 Software                       40,000,000         811,200,000
    Pfizer Inc. .....................................             Pharmaceuticals                    34,000,000         844,560,000
    Pitney Bowes Inc. ...............................      Commercial Services & Supplies             3,176,800         141,907,656
    Raytheon Co. ....................................           Aerospace & Defense                   4,000,000         245,360,000
  c Seagate Technology ..............................         Computers & Peripherals                33,000,000         852,060,000
    Sprint Nextel Corp. .............................   Wireless Telecommunication Services          25,000,000         473,000,000
    The St. Joe Co. .................................   Real Estate Management & Development          1,415,700          44,764,434
a,c Tenet Healthcare Corp. ..........................     Health Care Providers & Services           35,000,000         118,650,000
    Time Warner Inc. ................................                  Media                         35,000,000         664,300,000
    Torchmark Corp. .................................                Insurance                        2,817,000         173,414,520
  a Tyco Electronics Ltd. ...........................    Electronic Equipment & Instruments           6,500,000         226,655,000
    Tyco International Ltd. .........................         Industrial Conglomerates                6,500,000         287,040,000
    United Parcel Service Inc., B ...................         Air Freight & Logistics                 4,309,000         326,880,740
  a Viacom Inc., B ..................................                  Media                         15,000,000         591,900,000
    Willis Group Holdings Ltd. ......................                Insurance                        6,475,588         251,900,373
                                                                                                                  ------------------
                                                                                                                     14,985,368,299
                                                                                                                  ------------------


                                                              Annual Report | 21



Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT d         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL COMMON STOCKS
       (COST $30,399,938,274) ............................................................                        $  37,121,142,273
                                                                                                                  ------------------
    SHORT TERM INVESTMENTS 2.8%
    GOVERNMENT AND AGENCY SECURITIES 1.7%
    UNITED STATES 1.7%
  e FFCB, 1/29/08 ........................................................................       20,000,000              19,613,300
  e FHLB, 9/04/07 - 2/25/08 ..............................................................      481,394,000             473,651,503
  e FHLMC, 1/22/08 .......................................................................      100,000,000              98,158,600
  e FNMA, 12/31/07 - 3/07/08 .............................................................       50,650,000              49,612,049
                                                                                                                  ------------------
    TOTAL GOVERNMENT AND AGENCY SECURITIES
       (COST $640,400,202) ...............................................................                              641,035,452
                                                                                                                  ------------------
    TIME DEPOSITS 1.1%
    IRELAND 1.0%
    Bank of Scotland, Time Deposits,
       4.15% - 4.29%, 9/04/07 - 9/14/07 ..................................................      275,000,000 EUR         374,660,013
                                                                                                                  ------------------
    UNITED KINGDOM 0.1%
    Barclays PLC, Time Deposits,
       4.12%, 9/04/07 ....................................................................       30,980,000 EUR          42,207,154
                                                                                                                  ------------------
    TOTAL TIME DEPOSITS
       (COST $417,914,461) ...............................................................                              416,867,167
                                                                                                                  ------------------
    TOTAL SHORT TERM INVESTMENTS
       (COST $1,058,314,663) .............................................................                            1,057,902,619
                                                                                                                  ------------------
    TOTAL INVESTMENTS
       (COST $31,458,252,937) 99.8% ......................................................                           38,179,044,892
    OTHER ASSETS, LESS LIABILITIES 0.2% ..................................................                               66,479,032
                                                                                                                  ------------------
    NET ASSETS 100.0% ....................................................................                        $  38,245,523,924
                                                                                                                  ==================

CURRENCY ABBREVIATION

EUR   - Euro

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FFCB  - Federal Farm Credit Bank
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association

a Non-income producing for the twelve months ended August 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At August 31, 2007, the value of this security was $163,706,080, representing 0.43% of net assets.

c See Note 8 regarding holdings of 5% voting securities.

d The principal amount is stated in U.S. dollars unless otherwise indicated.

e The security is traded on a discount basis with no stated coupon rate.


22 | The accompanying notes are an integral part of these financial statements.
   | Annual Report



Templeton Growth Fund, Inc.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2007

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers .............................................   $29,405,951,936
      Cost - Non-controlled affiliated issuers (Note 8) .......................     2,052,301,001
                                                                                  ----------------
      Total cost of investments ...............................................   $31,458,252,937
                                                                                  ================
      Value - Unaffiliated issuers ............................................   $36,171,512,411
      Value - Non-controlled affiliated issuers (Note 8) ......................     2,007,532,481
                                                                                  ----------------
      Total value of investments ..............................................    38,179,044,892
   Cash .......................................................................            31,346
   Foreign currency, at value (cost $1,421,266) ...............................         1,422,442
   Receivables:
      Investment securities sold ..............................................        25,421,198
      Capital shares sold .....................................................        50,027,766
      Dividends and interest ..................................................        73,454,364
                                                                                  ----------------
         Total assets .........................................................    38,329,402,008
                                                                                  ----------------
Liabilities:
   Payables:
      Investment securities purchased .........................................         2,808,830
      Capital shares redeemed .................................................        42,537,561
      Affiliates ..............................................................        35,390,257
   Accrued expenses and other liabilities .....................................         3,141,436
                                                                                  ----------------
         Total liabilities ....................................................        83,878,084
                                                                                  ----------------
            Net assets, at value ..............................................   $38,245,523,924
                                                                                  ================
Net assets consist of:
   Paid-in capital ............................................................   $29,009,880,401
   Undistributed net investment income ........................................       446,594,400
   Net unrealized appreciation (depreciation) .................................     6,721,342,667
   Accumulated net realized gain (loss) .......................................     2,067,706,456
                                                                                  ----------------
            Net assets, at value ..............................................   $38,245,523,924
                                                                                  ================


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 23



Templeton Growth Fund, Inc.

FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2007

CLASS A:
   Net assets, at value .......................................................   $27,997,563,576
                                                                                  ================
   Shares outstanding .........................................................     1,070,634,800
                                                                                  ================
   Net asset value per share a ................................................   $         26.15
                                                                                  ================
   Maximum offering price per share (net asset value per share / 94.25%) ......   $         27.75
                                                                                  ================
CLASS B:
   Net assets, at value .......................................................   $   563,335,039
                                                                                  ================
   Shares outstanding .........................................................        22,049,212
                                                                                  ================
   Net asset value and maximum offering price per share a .....................   $         25.55
                                                                                  ================
CLASS C:
   Net assets, at value .......................................................   $ 2,759,140,649
                                                                                  ================
   Shares outstanding .........................................................       108,641,190
                                                                                  ================
   Net asset value and maximum offering price per share a .....................   $         25.40
                                                                                  ================
CLASS R:
   Net assets, at value .......................................................   $   467,391,057
                                                                                  ================
   Shares outstanding .........................................................        18,058,002
                                                                                  ================
   Net asset value and maximum offering price per share a .....................   $         25.88
                                                                                  ================
ADVISOR CLASS:
   Net assets, at value .......................................................   $ 6,458,093,603
                                                                                  ================
   Shares outstanding .........................................................       246,348,053
                                                                                  ================
   Net asset value and maximum offering price per share a .....................   $         26.22
                                                                                  ================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


24 | The accompanying notes are an integral part of these financial statements.
   | Annual Report



Templeton Growth Fund, Inc.

FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
for the year ended August 31, 2007

Investment income:
   Dividends: (net of foreign taxes of $54,431,355)
      Unaffiliated issuers ....................................................   $   761,667,057
      Non-controlled affiliated issuers (Note 8) ..............................        30,558,047
   Interest ...................................................................       101,690,817
                                                                                  ----------------
         Total investment income ..............................................       893,915,921
                                                                                  ----------------
Expenses:
   Management fees (Note 3a) ..................................................       205,355,813
   Administrative fees (Note 3b) ..............................................        27,998,303
   Distribution fees (Note 3c)
      Class A .................................................................        68,541,121
      Class B .................................................................         6,046,244
      Class C .................................................................        26,900,692
      Class R .................................................................         2,306,138
   Transfer agent fees (Note 3e) ..............................................        34,631,957
   Custodian fees (Note 4) ....................................................         5,064,849
   Reports to shareholders ....................................................         1,731,366
   Registration and filing fees ...............................................           452,495
   Professional fees ..........................................................           583,388
   Directors' fees and expenses ...............................................           304,171
   Other ......................................................................         1,043,680
                                                                                  ----------------
         Total expenses .......................................................       380,960,217
         Expense reductions (Note 4) ..........................................          (140,621)
                                                                                  ----------------
            Net expenses ......................................................       380,819,596
                                                                                  ----------------
               Net investment income ..........................................       513,096,325
                                                                                  ----------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments
         Unaffiliated issuers .................................................     2,225,915,478
         Non-controlled affiliated issuers (Note 8) ...........................        30,882,264
      Foreign currency transactions ...........................................        (8,210,904)
                                                                                  ----------------
            Net realized gain (loss) ..........................................     2,248,586,838
                                                                                  ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments ................................................................     1,231,775,245
   Translation of assets and liabilities denominated in foreign currencies ....           (42,898)
                                                                                  ----------------
            Net change in unrealized appreciation (depreciation) ..............     1,231,732,347
                                                                                  ----------------
Net realized and unrealized gain (loss) .......................................     3,480,319,185
                                                                                  ----------------
Net increase (decrease) in net assets resulting from operations ...............   $ 3,993,415,510
                                                                                  ================


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 25



Templeton Growth Fund, Inc.

FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               ----------------------------------
                                                                                                     YEAR ENDED AUGUST 31,
                                                                                                     2007              2006
                                                                                               ----------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ................................................................   $   513,096,325   $   505,912,432
      Net realized gain (loss) from investments and foreign currency transactions ..........     2,248,586,838     2,649,960,528
      Net change in unrealized appreciation (depreciation) on investments and
         translation of assets and liabilities denominated in foreign currencies ...........     1,231,732,347       690,301,692
                                                                                               ----------------------------------
            Net increase (decrease) in net assets resulting from operations ................     3,993,415,510     3,846,174,652
                                                                                               ----------------------------------
Distributions to shareholders from:
   Net investment income:
      Class A ..............................................................................      (472,698,663)     (364,079,156)
      Class B ..............................................................................        (7,025,647)       (5,612,051)
      Class C ..............................................................................       (30,736,178)      (21,758,466)
      Class R ..............................................................................        (7,235,471)       (2,142,953)
      Advisor Class ........................................................................       (91,885,469)      (53,652,474)
Net realized gains:
      Class A ..............................................................................    (1,615,535,935)   (1,182,938,830)
      Class B ..............................................................................       (39,138,180)      (31,607,148)
      Class C ..............................................................................      (163,775,141)     (115,554,681)
      Class R ..............................................................................       (27,527,557)       (7,764,923)
      Advisor Class ........................................................................      (277,255,005)     (155,086,029)
                                                                                               ----------------------------------
Total distributions to shareholders ........................................................    (2,732,813,246)   (1,940,196,711)
                                                                                               ----------------------------------
Capital share transactions: (Note 2)
      Class A ..............................................................................     3,063,601,833     1,718,287,310
      Class B ..............................................................................       (39,451,658)      (12,139,236)
      Class C ..............................................................................       310,700,465       258,131,779
      Class R ..............................................................................        48,144,040       256,489,441
      Advisor Class ........................................................................     2,315,763,985     1,177,148,034
                                                                                               ----------------------------------
Total capital share transactions ...........................................................     5,698,758,665     3,397,917,328
                                                                                               ----------------------------------
Redemption fees ............................................................................           102,551            72,565
                                                                                               ----------------------------------
               Net increase (decrease) in net assets .......................................     6,959,463,480     5,303,967,834
Net assets:
   Beginning of year .......................................................................    31,286,060,444    25,982,092,610
                                                                                               ----------------------------------
   End of year .............................................................................   $38,245,523,924   $31,286,060,444
                                                                                               ==================================
Undistributed net investment income included in net assets:
   End of year .............................................................................   $   446,594,400   $   516,072,545
                                                                                               ==================================


26 | The accompanying notes are an integral part of these financial statements.
   | Annual Report



Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company. The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities and Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the


                                                              Annual Report | 27



Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


28 | Annual Report



Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.


                                                              Annual Report | 29



Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At August 31, 2007, there were 2.4 billion shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                    ----------------------------------------------------------------
                                                                                          YEAR ENDED AUGUST 31,
                                                                                 2007                              2006
                                                                    ----------------------------------------------------------------
                                                                       SHARES           AMOUNT           SHARES          AMOUNT
                                                                    ----------------------------------------------------------------
CLASS A SHARES:
   Shares sold ..................................................    225,710,785   $ 5,875,431,840    167,053,079   $ 3,980,663,447
   Shares issued in reinvestment
      of distributions ..........................................     73,223,640     1,796,575,224     60,045,373     1,335,844,057
   Shares redeemed ..............................................   (175,958,675)   (4,608,405,231)  (150,700,688)   (3,598,220,194)
                                                                    ----------------------------------------------------------------
   Net increase (decrease) ......................................    122,975,750   $ 3,063,601,833     76,397,764   $ 1,718,287,310
                                                                    ================================================================
CLASS B SHARES:
   Shares sold ..................................................        604,753   $    15,300,419        816,520   $    18,928,014
   Shares issued in reinvestment
      of distributions ..........................................      1,750,128        42,085,963      1,566,113        34,247,769
   Shares redeemed ..............................................     (3,759,954)      (96,838,040)    (2,785,983)      (65,315,019)
                                                                    ----------------------------------------------------------------
   Net increase (decrease) ......................................     (1,405,073)  $   (39,451,658)      (403,350)  $   (12,139,236)
                                                                    ================================================================
CLASS C SHARES:
   Shares sold ..................................................     18,577,793   $   471,011,227     17,760,744   $   413,194,076
   Shares issued in reinvestment
      of distributions ..........................................      7,017,519       167,782,505      5,487,434       119,416,647
   Shares redeemed ..............................................    (12,894,022)     (328,093,267)   (11,747,282)     (274,478,944)
                                                                    ----------------------------------------------------------------
   Net increase (decrease) ......................................     12,701,290   $   310,700,465     11,500,896   $   258,131,779
                                                                    ================================================================
CLASS R SHARES:
   Shares sold ..................................................      6,284,962   $   162,082,026     13,612,470   $   322,598,597
   Shares issued in reinvestment
      of distributions ..........................................      1,416,323        34,427,697        439,664         9,713,652
   Shares redeemed ..............................................     (5,736,892)     (148,365,683)    (3,159,483)      (75,822,808)
                                                                    ----------------------------------------------------------------
   Net increase (decrease) ......................................      1,964,393   $    48,144,040     10,892,651   $   256,489,441
                                                                    ================================================================


30 | Annual Report



Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. CAPITAL STOCK (CONTINUED)

                                                                    ----------------------------------------------------------------
                                                                                          YEAR ENDED AUGUST 31,
                                                                                 2007                              2006
                                                                    ----------------------------------------------------------------
                                                                       SHARES           AMOUNT           SHARES          AMOUNT
                                                                    ----------------------------------------------------------------
ADVISOR CLASS SHARES:
   Shares sold ..................................................     81,193,552   $ 2,119,863,197     49,901,992   $ 1,183,707,689
   Shares issued in reinvestment
      of distributions ..........................................     14,307,566       351,653,615      8,810,789       196,212,142
   Shares redeemed ..............................................     (5,907,430)     (155,752,827)    (8,600,538)     (202,771,797)
                                                                    ----------------------------------------------------------------
   Net increase (decrease) ......................................     89,593,688   $ 2,315,763,985     50,112,243   $ 1,177,148,034
                                                                    ================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:

---------------------------------------------------------------------------------------------------
SUBSIDIARY                                                            AFFILIATION
---------------------------------------------------------------------------------------------------
Templeton Global Advisors, Limited (TGAL)                             Investment manager
Franklin Templeton Services, LLC (FT Services)                        Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                  Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)         Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

----------------------------------------------------------------------------
ANNUALIZED FEE RATE        NET ASSETS
----------------------------------------------------------------------------
        0.630%             Up to and including $1 billion
        0.615%             Over $1 billion, up to and including $5 billion
        0.600%             Over $5 billion, up to and including $10 billion
        0.580%             Over $10 billion, up to and including $15 billion
        0.560%             Over $15 billion, up to and including $20 billion
        0.540%             Over $20 billion, up to and including $25 billion
        0.530%             Over $25 billion, up to and including $30 billion
        0.520%             Over $30 billion, up to and including $35 billion
        0.510%             Over $35 billion, up to and including $40 billion
      * 0.500%             Over $40 billion, up to and including $45 billion
      * 0.490%             In excess of $45 billion

* Breakpoint added effective August 1, 2007.


                                                              Annual Report | 31



Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

------------------------------------------------------------------------------
ANNUALIZED FEE RATE        NET ASSETS
------------------------------------------------------------------------------
       0.150%              Up to and including $200 million
       0.135%              Over $200 million, up to and including $700 million
       0.100%              Over $700 million, up to and including $1.2 billion
       0.075%              In excess of $1.2 billion

C. DISTRIBUTION FEES

The Fund's Board of Directors has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ................................................................   0.25%
Class B ................................................................   1.00%
Class C ................................................................   1.00%
Class R ................................................................   0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ....................................   $9,958,946
Contingent deferred sales charges retained ........................   $  691,768

E. TRANSFER AGENT FEES

For the year ended August 31, 2007, the Fund paid transfer agent fees of $34,631,957, of which $21,284,175 was retained by Investor Services.


32 | Annual Report



Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended August 31, 2007, the custodian fees were reduced as noted in the Statement of Operations.

 5. INCOME TAXES

The tax character of distributions paid during the years ended August 31, 2007 and August 31, 2006, was as follows:

                                                --------------------------------
                                                      2007             2006
                                                --------------------------------
Distributions paid from:
   Ordinary income ..........................   $   817,884,957   $  526,805,140
   Long term capital gain ...................     1,914,928,289    1,413,391,571
                                                --------------------------------
                                                $ 2,732,813,246   $1,940,196,711
                                                ================================

At August 31, 2007, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ........................................   $ 31,474,525,271
                                                               =================

Unrealized appreciation ....................................   $  7,652,326,761
Unrealized depreciation ....................................       (947,807,140)
                                                               -----------------
Net unrealized appreciation (depreciation) .................   $  6,704,519,621
                                                               =================

Undistributed ordinary income ..............................   $    613,008,779
Undistributed long term capital gains ......................      1,917,564,411
                                                               -----------------
Distributable earnings .....................................   $  2,530,573,190
                                                               =================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2007, aggregated $11,795,087,242 and $6,935,476,294, respectively.


                                                              Annual Report | 33



Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the year ended August 31, 2007, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                  NUMBER OF                            NUMBER OF
                                 SHARES HELD                          SHARES HELD       VALUE
                                AT BEGINNING     GROSS       GROSS       AT END        AT END         INVESTMENT   REALIZED CAPITAL
NAME OF ISSUER                     OF YEAR     ADDITIONS  REDUCTIONS    OF YEAR        OF YEAR      INCOME (LOSS)     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Chico's FAS, Inc. ...........             --  13,897,527          --   13,897,527  $  222,082,481   $          --  $           --
Eastman Kodak Co. ...........     17,000,000          --          --   17,000,000     453,390,000       8,500,000              --
Interpublic Group of
   Cos. Inc. ................     33,000,000          --          --   33,000,000     361,350,000              --              --
Sappi Ltd. ..................     14,000,000          --   4,672,396    9,327,604              -- a     4,221,797      21,178,893
Seagate Technology ..........     19,052,400  13,947,600          --   33,000,000     852,060,000       9,900,000              --
Tenet Healthcare Corp. ......     35,000,000          --          --   35,000,000     118,650,000              --              --
Willis Group Holdings
   Ltd. .....................      9,000,000          --   2,524,412    6,475,588              -- a     7,936,250       9,703,371
                                                                                   -------------------------------------------------
   TOTAL AFFILIATED SECURITIES (5.25% of Net Assets) ............................  $2,007,532,481   $  30,558,047  $   30,882,264
                                                                                   =================================================

a As of August 31, 2007, no longer an affiliate.

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006.


34 | Annual Report



Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. REGULATORY AND LITIGATION MATTERS (CONTINUED)

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting beginning after December 15, 2006. The Fund believes the adoption of FIN 48 will have no material impact on its financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                              Annual Report | 35



Templeton Growth Fund, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF TEMPLETON GROWTH FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Growth Fund, Inc. (the "Fund") at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
October 18, 2007


36 | Annual Report



Templeton Growth Fund, Inc.

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Code, the Fund designates the maximum amount allowable but no less than $2,034,432,570 as a long term capital gain dividend for the fiscal year ended August 31, 2007.

Under Section 871(k)(2)(C) of the Code, the Fund designates the maximum amount allowable but no less than $173,384,737 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended August 31, 2007.

Under Section 854(b)(2) of the Code, the Fund designates 20.99% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 2007.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $788,805,606 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2007. In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2007. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $55,449,857 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended August 31, 2007.

At August 31, 2007, more than 50% of the Templeton Growth Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on October 19, 2007, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis, by country, of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Fund, to Class A, Class B, Class C, and Class R and Advisor Class shareholders of record.


                                                              Annual Report | 37



Templeton Growth Fund, Inc.

TAX DESIGNATION (UNAUDITED) (CONTINUED)

RECORD DATE: 10/18/2007

--------------------------------------------------------------------------------
                                               CLASS A
                              FOREIGN TAX      FOREIGN            FOREIGN
                                  PAID      SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                        PER SHARE      PER SHARE          PER SHARE
--------------------------------------------------------------------------------
Bermuda ...................     $0.0000        $0.0038            $0.0038
Canada ....................      0.0010         0.0044             0.0044
Finland ...................      0.0026         0.0116             0.0116
France ....................      0.0074         0.0329             0.0329
Germany ...................      0.0037         0.0241             0.0241
Hong Kong .................      0.0000         0.0061             0.0000
Ireland ...................      0.0000         0.0044             0.0000
Italy .....................      0.0072         0.0325             0.0325
Japan .....................      0.0008         0.0082             0.0082
Mexico ....................      0.0000         0.0024             0.0024
Netherlands ...............      0.0061         0.0300             0.0300
Singapore .................      0.0000         0.0043             0.0000
South Africa ..............      0.0000         0.0020             0.0020
South Korea ...............      0.0045         0.0186             0.0186
Spain .....................      0.0009         0.0043             0.0042
Sweden ....................      0.0011         0.0048             0.0048
Switzerland ...............      0.0030         0.0136             0.0136
United Kingdom ............      0.0000         0.1046             0.0849
                              --------------------------------------------------
TOTAL .....................     $0.0383        $0.3126            $0.2780
                              ==================================================

--------------------------------------------------------------------------------
                                               CLASS B
                              FOREIGN TAX      FOREIGN            FOREIGN
                                  PAID      SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                        PER SHARE      PER SHARE          PER SHARE
--------------------------------------------------------------------------------
Bermuda ...................     $0.0000        $0.0023            $0.0023
Canada ....................      0.0010         0.0027             0.0027
Finland ...................      0.0026         0.0071             0.0071
France ....................      0.0074         0.0201             0.0201
Germany ...................      0.0037         0.0147             0.0147
Hong Kong .................      0.0000         0.0037             0.0000
Ireland ...................      0.0000         0.0027             0.0000
Italy .....................      0.0072         0.0198             0.0198
Japan .....................      0.0008         0.0050             0.0050
Mexico ....................      0.0000         0.0015             0.0015
Netherlands ...............      0.0061         0.0183             0.0183
Singapore .................      0.0000         0.0027             0.0000
South Africa ..............      0.0000         0.0012             0.0012
South Korea ...............      0.0045         0.0113             0.0113
Spain .....................      0.0009         0.0026             0.0025
Sweden ....................      0.0011         0.0029             0.0029
Switzerland ...............      0.0030         0.0083             0.0083
United Kingdom ............      0.0000         0.0639             0.0519
                              --------------------------------------------------
TOTAL .....................     $0.0383        $0.1908            $0.1696
                              ==================================================


38 | Annual Report



Templeton Growth Fund, Inc.

TAX DESIGNATION (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
                                               CLASS C
                              FOREIGN TAX      FOREIGN            FOREIGN
                                  PAID      SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                        PER SHARE      PER SHARE          PER SHARE
--------------------------------------------------------------------------------
Bermuda ...................     $0.0000        $0.0025            $0.0025
Canada ....................      0.0010         0.0029             0.0029
Finland ...................      0.0026         0.0077             0.0077
France ....................      0.0074         0.0220             0.0220
Germany ...................      0.0037         0.0161             0.0161
Hong Kong .................      0.0000         0.0040             0.0000
Ireland ...................      0.0000         0.0029             0.0000
Italy .....................      0.0072         0.0217             0.0217
Japan .....................      0.0008         0.0054             0.0054
Mexico ....................      0.0000         0.0016             0.0016
Netherlands ...............      0.0061         0.0200             0.0200
Singapore .................      0.0000         0.0029             0.0000
South Africa ..............      0.0000         0.0013             0.0013
South Korea ...............      0.0045         0.0124             0.0124
Spain .....................      0.0009         0.0028             0.0027
Sweden ....................      0.0011         0.0032             0.0032
Switzerland ...............      0.0030         0.0090             0.0090
United Kingdom ............      0.0000         0.0698             0.0567
                              --------------------------------------------------
TOTAL .....................     $0.0383        $0.2082            $0.1852
                              ==================================================

--------------------------------------------------------------------------------
                                               CLASS R
                              FOREIGN TAX      FOREIGN            FOREIGN
                                  PAID      SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                        PER SHARE      PER SHARE          PER SHARE
--------------------------------------------------------------------------------
Bermuda ...................     $0.0000        $0.0034            $0.0034
Canada ....................      0.0010         0.0039             0.0039
Finland ...................      0.0026         0.0103             0.0103
France ....................      0.0074         0.0293             0.0293
Germany ...................      0.0037         0.0214             0.0214
Hong Kong .................      0.0000         0.0054             0.0000
Ireland ...................      0.0000         0.0039             0.0000
Italy .....................      0.0072         0.0289             0.0289
Japan .....................      0.0008         0.0072             0.0072
Mexico ....................      0.0000         0.0022             0.0022
Netherlands ...............      0.0061         0.0267             0.0267
Singapore .................      0.0000         0.0039             0.0000
South Africa ..............      0.0000         0.0018             0.0018
South Korea ...............      0.0045         0.0165             0.0165
Spain .....................      0.0009         0.0038             0.0037
Sweden ....................      0.0011         0.0042             0.0042
Switzerland ...............      0.0030         0.0121             0.0121
United Kingdom ............      0.0000         0.0930             0.0755
                              --------------------------------------------------
TOTAL .....................     $0.0383        $0.2779            $0.2471
                              ==================================================


                                                              Annual Report | 39



Templeton Growth Fund, Inc.

TAX DESIGNATION (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
                                            ADVISOR CLASS
                              FOREIGN TAX      FOREIGN            FOREIGN
                                  PAID      SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                        PER SHARE      PER SHARE          PER SHARE
--------------------------------------------------------------------------------
Bermuda ...................     $0.0000        $0.0043            $0.0043
Canada ....................      0.0010         0.0049             0.0049
Finland ...................      0.0026         0.0130             0.0130
France ....................      0.0074         0.0369             0.0369
Germany ...................      0.0037         0.0270             0.0270
Hong Kong .................      0.0000         0.0068             0.0000
Ireland ...................      0.0000         0.0049             0.0000
Italy .....................      0.0072         0.0365             0.0365
Japan .....................      0.0008         0.0092             0.0092
Mexico ....................      0.0000         0.0027             0.0027
Netherlands ...............      0.0061         0.0337             0.0337
Singapore .................      0.0000         0.0049             0.0000
South Africa ..............      0.0000         0.0022             0.0022
South Korea ...............      0.0045         0.0209             0.0209
Spain .....................      0.0009         0.0048             0.0047
Sweden ....................      0.0011         0.0054             0.0054
Switzerland ...............      0.0030         0.0152             0.0152
United Kingdom ............      0.0000         0.1174             0.0953
                              --------------------------------------------------
TOTAL .....................     $0.0383        $0.3507            $0.3119
                              ==================================================

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income. 1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund. 1

In January 2008, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2007. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2007 individual income tax returns.

1 Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax bracket). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules, however, permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


40 | Annual Report



Templeton Growth Fund, Inc.

SPECIAL MEETING OF SHAREHOLDERS, MAY 18, 2007 AND RECONVENED ON JUNE 8, 2007 AND JULY 6, 2007 (UNAUDITED)

A Special Meeting of Shareholders of Templeton Growth Fund, Inc. (the "Fund") was held at the Fund's offices, 500 E. Broward Blvd., Fort Lauderdale, Florida on May 18, 2007, and reconvened on June 8, 2007 and July 6, 2007. The purpose of the meeting was to elect Directors of the Fund and to approve amendments to the Fund's Charter. At the meeting, the following persons were elected by the shareholders to serve as Independent Directors of the Fund: Harris J. Ashton, Frank J. Crothers, Edith E. Holiday, David W. Niemiec, Frank A. Olson, Larry D. Thompson, Constantine D. Tseretopoulos and Robert E. Wade. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Directors. Shareholders also approved amendments to the Fund's Charter. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1. The Election of Directors:

----------------------------------------------------------------------------------------------------------------------
                                                            % OF        % OF                         % OF       % OF
                                                        OUTSTANDING    VOTED                     OUTSTANDING    VOTED
NAME                                       FOR             SHARES      SHARES      WITHHELD         SHARES     SHARES
----------------------------------------------------------------------------------------------------------------------
Harris J. Ashton ..................   744,490,073.243     52.031%     95.021%   39,012,662.856      2.726%      4.979%
Frank J. Crothers .................   743,577,553.313     51.967%     94.904%   39,925,182.786      2.790%      5.096%
Edith E. Holiday ..................   691,081,387.731     48.298%     88.204%   92,421,348.368      6.459%     11.796%
David W. Niemiec ..................   743,502,418.772     51.962%     94.895%   40,000,317.327      2.795%      5.105%
Frank A. Olson ....................   742,785,632.853     51.912%     94.803%   40,717,103.246      2.845%      5.197%
Larry D. Thompson .................   743,342,249.212     51.951%     94.874%   40,160,486.887      2.806%      5.126%
Constantine D. Tseretopoulos ......   745,203,160.048     52.081%     95.112%   38,299,576.051      2.676%      4.888%
Robert E. Wade ....................   744,990,277.514     52.066%     95.085%   38,512,458.585      2.691%      4.915%
Charles B. Johnson ................   743,208,283.809     51.941%     94.857%   40,294,452.290      2.816%      5.143%
Gregory E. Johnson ................   744,902,204.333     52.060%     95.073%   38,600,531.766      2.697%      4.927%

Proposal 2. To Approve Amendments to the Fund's Charter:

------------------------------------------------------------------------------
                                                            % OF        % OF
                                                        OUTSTANDING    VOTED
                                        SHARES VOTED       SHARES      SHARES
------------------------------------------------------------------------------
For ...............................   717,840,315.118        50.168    73.299
Against ...........................    28,080,832.293         1.963     2.867
Abstain ...........................    25,094,651.051         1.754     2.563
Broker Non-Votes ..................   208,315,258.000        14.559    21.271
------------------------------------------------------------------------------
TOTAL .............................   979,331,056.462        68.443%   100.00%
------------------------------------------------------------------------------


                                                              Annual Report | 41



Templeton Growth Fund, Inc.

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED       BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)        Director          Since 1992        139                         Bar-S Foods (meat packing company).
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (1944)       Director          Since 2000        19                          Fortis, Inc. (utility holding
500 East Broward Blvd.                                                                         company), Nuinsco Resources Limited
Suite 2100                                                                                     (mineral exploration), Fidelity
Fort Lauderdale, FL 33394-3091                                                                 Merchant Bank & Trust (Cayman)
                                                                                               Limited (financial services), C.A.
                                                                                               Bancorp Inc. (financial services),
                                                                                               Victory Nickel Inc. (mineral
                                                                                               exploration), ABACO Markets Limited
                                                                                               (retail distributors) and Belize
                                                                                               Electricity Limited (electric
                                                                                               utility).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman, Island Corporate Holdings Ltd.; Director and Vice Chairman, Caribbean Utilities Company Ltd.; Director, Provo Power
Company Ltd.; director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic Equipment & Power
Ltd. (1977-2003).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)        Director          Since 2000        139                         Hess Corporation (exploration and
500 East Broward Blvd.                                                                         refining of oil and gas), H.J. Heinz
Suite 2100                                                                                     Company (processed foods and allied
Fort Lauderdale, FL 33394-3091                                                                 products), RTI International Metals,
                                                                                               Inc. (manufacture and distribution of
                                                                                               titanium), Canadian National Railway
                                                                                               (railroad) and White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


42 | Annual Report



------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED       BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID W. NIEMIEC (1949)        Director          Since 2005        19                          Emeritus Corporation (assisted
500 East Broward Blvd.                                                                         living) and OSI Pharmaceuticals, Inc.
Suite 2100                                                                                     (pharmaceutical products).
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Advisor, Saratoga Partners (private equity fund); Director, various private companies; and FORMERLY, Managing Director, Saratoga
Partners (1998-2001) and SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc.
(investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)          Director          Since 2003        139                         Hess Corporation (exploration and
500 East Broward Blvd.                                                                         refining of oil and gas) and Sentient
Suite 2100                                                                                     Jet (private jet service).
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)       Director          Since 2005        139                         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General,
U.S. Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
CONSTANTINE D. TSERETOPOULOS   Director          Since 2000        19                          None
(1954)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT E. WADE (1946)          Director          Since 2006        33                          El Oro and Exploration Co., p.l.c.
500 East Broward Blvd.                                                                         (investments) and ARC Wireless
Suite 2100                                                                                     Solutions, Inc. (wireless components
Fort Lauderdale, FL 33394-3091                                                                 and network products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Practicing attorney.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 43



INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED       BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)    Director,         Director and      139                         None
One Franklin Parkway           Chairman of       Chairman of the
San Mateo, CA 94403-1906       the Board and     Board since 1995
                               Vice President    and Vice
                                                 President since
                                                 1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)    Director          Since May 2007    91                          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director, Templeton
Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)          Chief             Chief Compliance  Not Applicable              Not Applicable
One Franklin Parkway           Compliance        Officer since
San Mateo, CA 94403-1906       Officer and       2004 and Vice
                               Vice President    President - AML
                               - AML             Compliance since
                               Compliance        2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY A. EVERETT (1964)      President and     President since   Not Applicable              Not Applicable
PO Box N-7759                  Chief Executive   2001 and Chief
Lyford Cay, Nassau, Bahamas    Officer -         Executive
                               Investment        Officer -
                               Management        Investment
                                                 Management since
                                                 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman, President and Director, Templeton Global Advisors Limited; and officer of 14 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)        Senior Vice       Since 2002        Not Applicable              Not Applicable
500 East Broward Blvd.         President and
Suite 2100                     Chief Executive
Fort Lauderdale, FL 33394-3091 Officer -
                               Finance and
                               Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


44 | Annual Report



------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED       BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)           Vice President    Since 2000        Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)  Vice President    Since 1996        Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (1940)             Vice President    Since 1994        Not Applicable              Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Templeton Worldwide, Inc.; Senior Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Vice President and Controller, Keystone Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT C. ROSSELOT (1960)      Secretary         Since 2004        Not Applicable              Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Assistant Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International
of the South; and officer of 14 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
GREGORY R. SEWARD (1956)       Treasurer         Since 2004        Not Applicable              Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 16 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Vice President, JPMorgan Chase (2000-2004) and American General Financial Group (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)           Vice President    Since 2005        Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 45



------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED       BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GALEN VETTER (1951)            Chief Financial   Since 2004        Not Applicable              Not Applicable
500 East Broward Blvd.         Officer and
Suite 2100                     Chief
Fort Lauderdale, FL 33394-3091 Accounting
                               Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to August 31, 2007, Nicholas F. Brady ceased to be a director of the Fund.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF FRANK A. OLSON AND DAVID W. NIEMIEC AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS. OLSON AND NIEMIEC QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. OLSON HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2003. HE CURRENTLY SERVES AS CHAIRMAN EMERITUS OF THE HERTZ CORPORATION AND WAS FORMERLY ITS CHAIRMAN OF THE BOARD FROM 1980 TO 2000 AND ITS CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999. MR. OLSON IS ALSO A DIRECTOR AND AUDIT COMMITTEE MEMBER OF HESS CORPORATION, A FORMER DIRECTOR AND AUDIT COMMITTEE MEMBER OF WHITE MOUNTAINS INSURANCE GROUP, LTD. AND FORMER CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UAL CORPORATION. MR. NIEMIEC HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2005, CURRENTLY SERVES AS AN ADVISOR TO SARATOGA PARTNERS AND WAS FORMERLY ITS MANAGING DIRECTOR FROM 1998 TO 2001. MR. NIEMIEC IS A DIRECTOR OF EMERITUS CORPORATION AND OSI PHARMACEUTICALS, INC. AND VARIOUS PRIVATE COMPANIES, AND WAS FORMERLY MANAGING DIRECTOR OF SBC WARBURG DILLON READ FROM 1997 TO 1998, AND WAS VICE CHAIRMAN FROM 1991 TO 1997 AND CHIEF FINANCIAL OFFICER FROM 1982 TO 1997 OF DILLON, READ & CO. INC. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. OLSON AND MR. NIEMIEC HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MESSRS. OLSON AND NIEMIEC ARE INDEPENDENT DIRECTORS AS THAT TERM IS DEFINED UNDER THE APPLICABLE U.S. SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


46 | Annual Report



Templeton Growth Fund, Inc.

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held May 22, 2007, the Board of Directors (Board), including a majority of non-interested or independent Directors, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Directors received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Directors, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund


                                                              Annual Report | 47



Templeton Growth Fund, Inc.

SHAREHOLDER INFORMATION (CONTINUED)

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper report prepared for the Fund showed the investment performance of its Class A shares for the one-year period ended February 28, 2007, as well as during the previous 10 years ended that date in comparison to a performance universe consisting of all retail and institutional global large-cap value funds as selected by Lipper. The Board noted that the Fund's total return for the one-year period was in the middle quintile of its Lipper performance universe and that its total return on an annualized basis placed it in the second-highest quintile and highest quintile of such universe for the previous three and five-year periods, respectively, and was the highest of the six funds in the universe that were in existence for the full 10-year period. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered


48 | Annual Report



Templeton Growth Fund, Inc.

SHAREHOLDER INFORMATION (CONTINUED)

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to the Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for fund Class A shares. The results of such expense comparisons showed that the contractual investment fee rate for the Fund was in the second least expensive quintile of its Lipper expense group and that its actual total expenses were in the least expensive quintile of such group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Lipper expense group.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to


                                                              Annual Report | 49



Templeton Growth Fund, Inc.

SHAREHOLDER INFORMATION (CONTINUED)

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

February 2005, when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager and its affiliates as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee break-points so that as a fund grows in size, its effective management fee rate declines. The Fund's investment management agreement provides a fee at the rate of 0.63% on the first $1 billion of Fund net assets declining in graduated stages thereafter to a fee of 0.51% on assets in excess of $35 billion. The Fund is also charged a separate fee for administrative services that starts at 0.15% on the first $200 million of Fund net assets, and declines through breakpoints to a fixed rate of 0.075% after net assets reach the $1.2 billion level. The Board believed that to the extent economies of scale may be realized by the Manager and its affiliates the schedules of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders. At the end of 2006, the Fund's net assets were approximately $35.8 billion and the independent Directors, while approving continuation of the investment management agreement, requested that consideration be given to adding additional breakpoints. At a Board meeting held July 18, 2007, management agreed to add additional breakpoints effective August 1, 2007, reducing the fee to 0.50% on net assets in excess of $40 billion up to $45 billion and to 0.49% on net assets in excess of $45 billion.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.


50 | Annual Report



Templeton Growth Fund, Inc.

SHAREHOLDER INFORMATION (CONTINUED)

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 51



                       This page intentionally left blank.



Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

05/07                                              Not part of the annual report



     [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
    INVESTMENTS                 San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON GROWTH FUND, INC.

INVESTMENT MANAGER

Templeton Global Advisors Limited

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors,
Inc. 1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

101 A2007 10/07


ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)   N/A

(d)   N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

  (2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $145,255 for the fiscal year ended August 31, 2007 and $152,274 for the fiscal year ended August 31, 2006.

(b)  Audit-Related Fees

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $0 for the fiscal year ended August 31, 2007 and $4,160 for fiscal year ended August 31, 2006. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)  Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $46,000 for the fiscal year ended August 31, 2007 and $0 for the fiscal year ended August 31, 2006. The services for which these fees were paid included tax compliance and advice.

(d)  All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended August 31, 2007 and $16,186 for the fiscal year ended August 31, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended August 31, 2007 and $159,675 for the fiscal year ended August 31, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

       (i) pre-approval of all audit and audit related services;

       (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

       (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

       (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $46,000 for the fiscal year ended August 31, 2007 and $180,021 for the fiscal year ended August 31, 2006.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A


ITEM 6. SCHEDULE OF INVESTMENTS.  N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.


ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.

By /s/JIMMY D. GAMBILL
   -------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date:  January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
   -------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date:  January 24, 2008

By /s/GALEN G. VETTER
   ------------------
   Galen G. Vetter
   Chief Financial Officer
   Date:  January 24, 2008